UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
			Par
State	Municipal Bonds		(000)	Value
Alabama - 0.7%	Jefferson County, Alabama, Limited Obligation School Warrants,
	Series A, 5%, 1/01/10		$180	$146,876
	Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
	Residential Care Facility Revenue Bonds (Capstone Village, Inc.
	Project), Series A, 5.875%, 8/01/36 (a)(b)		500	214,345
				361,221
Arizona - 7.7%	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
	Schools Project 1), Series A, 6.625%, 7/01/20		250	186,860
	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
	Schools Project 1), Series A, 6.75%, 7/01/29		300	199,203
	Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun
	King Apartments Project), Series A, 6.75%, 5/01/31		185	128,096
	Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America
	West Airlines, Inc. Project), AMT, 6.30%, 4/01/23		1,000	574,700
	Pima County, Arizona, IDA, Education Revenue Bonds (American Charter
	Schools Foundation), Series A, 5.625%, 7/01/38		685	443,654
	Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona
	Charter Schools Project), Series O, 5.25%, 7/01/31		285	172,910
	Pima County, Arizona, IDA, Revenue Bonds (Tucson Electric Power
	Company), Series A, 6.375%, 9/01/29		780	663,452
	Queen Creek Improvement District Number 001, Arizona, Special
	Assessment Bonds, 5%, 1/01/32		500	364,925
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
	Bonds, 5%, 12/01/32		750	457,080
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
	Bonds, 5%, 12/01/37		1,045	612,140
				3,803,020
California - 8.6%	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Bonds (Waste Management, Inc. Project), AMT,
	Series C, 5.125%, 11/01/23		750	619,725
	California State, GO, 6.50%, 4/01/33		1,925	2,026,178
	Lammersville, California, School District, Special Tax Bonds
	(Community Facilities District Number 2002 - Mountain House),
	5.125%, 9/01/35		500	318,325
	Roseville, California, Special Tax Bonds (Fiddyment Ranch
	Community Facilities Number 1), 5.25%, 9/01/36		465	268,658
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
EDR	Economic Development Revenue Bonds	M/F	Multi-Family
HDA	Housing Development Authority	PCR	Pollution Control Revenue Bonds

1

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Southern California Public Power Authority, Natural Gas Project
	Number 1 Revenue Bonds, Series A, 5%, 11/01/29	$ 480	$ 326,683
	Temecula, California, Public Financing Authority, Community
	Facilities District Number 01-2, Special Tax Refunding Bonds, Sub-
	Series B, 5.10%, 9/01/36	500	314,890
	Temecula Valley, California, Unified School District, Community Facilities
	District Number 2005-1, Special Tax Bonds, 5%, 9/01/36	565	351,955
			4,226,414
Connecticut - 2.0%	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (University of Hartford), Series G, 5.25%, 7/01/36 (c)	1,000	764,600
	Mashantucket Western Pequot Tribe, Connecticut, Revenue
	Refunding Bonds, Sub-Series A, 5.50%, 9/01/36	500	236,280
			1,000,880
Florida - 9.1%	Capital Region Community Development District, Florida, Special
	Assessment Revenue Bonds, Series A, 7%, 5/01/39	280	195,006
	Highland Meadows Community Development District, Florida,
	Special Assessment Bonds, Series A, 5.50%, 5/01/36	490	214,287
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
	(National Gypsum Company), AMT, Series B, 7.125%, 4/01/30	1,000	470,730
	Jacksonville, Florida, Economic Development Commission, IDR
	(Gerdau Ameristeel US, Inc.), AMT, 5.30%, 5/01/37	300	133,647
	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
	(Shell Point/Alliance Obligor Group), 5%, 11/15/29	500	301,420
	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
	(Shell Point/Alliance Obligor Group), 5%, 11/15/32	600	336,792
	Lee County, Florida, IDA, IDR (Lee Charter Foundation), Series A,
	5.375%, 6/15/37	570	317,536
	New River Community Development District, Florida, Capital
	Improvement Revenue Bonds, Series B, 5%, 5/01/13	500	207,205
	Pine Ridge Plantation Community Development District, Florida,
	Capital Improvement and Special Assessment Bonds, Series B, 5%,
	5/01/11	970	476,163
	Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%,
	7/01/28	500	310,205
	Sarasota County, Florida, Health Facilities Authority, Retirement
	Facility Revenue Refunding Bonds (Village on the Isle Project),
	5.50%, 1/01/27	210	141,935
	Sarasota County, Florida, Health Facilities Authority, Retirement
	Facility Revenue Refunding Bonds (Village on the Isle Project),
	5.50%, 1/01/32	190	118,556
	Sumter Landing Community Development District, Florida,
	Recreational Revenue Bonds, Sub-Series B, 5.70%, 10/01/38	835	511,195
	Tolomato Community Development District, Florida, Special
	Assessment Bonds, 6.65%, 5/01/40	700	465,976

2

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Watergrass Community Development District, Florida, Special Assessment
	Revenue Bonds, Series A, 5.375%, 5/01/39	$650	$ 302,380
			4,503,033
Georgia - 3.0%	Clayton County, Georgia, Tax Allocation Bonds (Ellenwood
	Project), 7.50%, 7/01/33	690	574,453
	Richmond County, Georgia, Development Authority,
	Environmental Improvement Revenue Bonds (International Paper
	Co. Projects), AMT, Series A, 5%, 8/01/30	1,000	529,380
	Rockdale County, Georgia, Development Authority Revenue Bonds
	(Visy Paper Project), AMT, Series A, 6.125%, 1/01/34	600	388,740
			1,492,573
Illinois - 1.3%	Chicago, Illinois, O'Hare International Airport, Special Facility
	Revenue Refunding Bonds (American Airlines, Inc. Project), 5.50%,
	12/01/30	1,000	362,760
	Illinois State Finance Authority Revenue Bonds (Monarch Landing,
	Inc. Project), Series A, 7%, 12/01/37	430	256,426
			619,186
Indiana - 2.6%	Indiana Health and Educational Facilities Financing Authority,
	Hospital Revenue Bonds (Community Foundation of Northwest
	Indiana), 5.50%, 3/01/37	700	525,490
	Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
	Bonds (Methodist Hospital, Inc.), 5.375%, 9/15/22	185	148,679
	Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
	Bonds (Methodist Hospital, Inc.), 5.50%, 9/15/31	525	380,132
	Vigo County, Indiana, Hospital Authority Revenue Bonds (Union
	Hospital, Inc.), 5.70%, 9/01/37	155	99,947
	Vigo County, Indiana, Hospital Authority Revenue Bonds (Union
	Hospital, Inc.), 5.75%, 9/01/42	190	118,609
			1,272,857
Iowa - 0.8%	Iowa Financing Authority, Health Facilities Revenue Refunding Bonds (Care
	Initiatives Project), Series A, 5%, 7/01/19	500	375,005
Kansas - 1.2%	Lenexa, Kansas, Health Care Facility, Revenue Refunding Bonds,
	5.50%, 5/15/39	1,100	600,655
Louisiana - 1.3%	Louisiana Local Government Environmental Facilities and
	Community Development Authority Revenue Bonds (Westlake
	Chemical Corporation), 6.75%, 11/01/32	1,000	645,660
Maine - 1.1%	Jay, Maine, Solid Waste Disposal, Revenue Refunding Bonds
	(International Paper Company Project), AMT, Series A, 4.90%,
	11/01/17	750	538,365
Maryland - 3.0%	Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
	Sub-Series B, 5.875%, 9/01/39	540	295,369
	Howard County, Maryland, Retirement Community Revenue
	Refunding Bonds (Columbia Vantage House Corporation), Series A,
	5.25%, 4/01/33	500	277,830
	Maryland State Energy Financing Administration, Limited
	Obligation Revenue Bonds (Cogeneration-AES Warrior Run), AMT,
	7.40%, 9/01/19	1,000	748,420
3

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Maryland State Health and Higher Educational Facilities Authority Revenue
	Bonds (Washington Christian Academy), 5.25%, 7/01/18	$ 250	$ 170,608
			1,492,227
Massachusetts -	Massachusetts State Development Finance Agency Revenue Bonds
2.9%	(Curry College), Series A, 5.25%, 3/01/26 (d)	390	314,964
	Massachusetts State Development Finance Agency Revenue Bonds
	(Linden Ponds, Inc. Facility), Series A, 5.75%, 11/15/35	500	281,960
	Massachusetts State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (Bay Cove Human
	Services Issue), Series A, 5.90%, 4/01/28	635	439,591
	Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta
	Air Lines, Inc. Project), AMT, Series A, 5.50%, 1/01/19 (e)	600	376,656
			1,413,171
Michigan - 2.7%	Advanced Technology Academy, Michigan, Revenue Bonds, 6%, 11/01/37	275	189,678
	Garden City, Michigan, Hospital Finance Authority, Hospital
	Revenue Refunding Bonds (Garden City Hospital Obligation),
	Series A, 5%, 8/15/38	310	157,672
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	915	974,008
			1,321,358
Missouri - 1.0%	Kansas City, Missouri, Tax Increment Financing Commission, Tax
	Allocation Revenue Bonds (Kansas City MainCor Project), Series A,
	5.25%, 3/01/18	600	495,180
Nevada - 0.6%	Clark County, Nevada, IDR (Nevada Power Company Project),
	AMT, Series A, 5.60%, 10/01/30	415	281,548
	Clark County, Nevada, IDR (Southwest Gas Corporation Project),
	AMT, Series A, 4.75%, 9/01/36 (f)	20	11,880
			293,428
New Hampshire -	New Hampshire Health and Education Facilities Authority,
2.8%	Revenue Refunding Bonds (Havenwood-Heritage Heights
	Retirement Community), Series A, 5.40%, 1/01/30	950	574,703
	New Hampshire Health and Education Facilities Authority,
	Revenue Refunding Bonds (Southern New Hampshire University),
	5%, 1/01/27 (d)	1,015	815,684
			1,390,387
New Jersey - 7.4%	Burlington County, New Jersey, Bridge Commission, EDR,
	Refunding (The Evergreens Project), 5.625%, 1/01/38	750	440,917
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	1,140	889,166
	New Jersey EDA, Retirement Community Revenue Refunding Bonds
	(Seabrook Village, Inc.), 5.25%, 11/15/36	1,000	617,790
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 6.625%, 9/15/12	490	409,317
	New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Pascack Valley Hospital Association), 6.625%, 7/01/36 (a)(b)	650	18,330
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (Saint Joseph's Healthcare System), 6.625%, 7/01/38	725	521,058

4

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (South Jersey Hospital System), 5%, 7/01/46	$ 1,000	$ 761,960
			3,658,538
New York - 1.6%	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(United Memorial Medical Center Project), 5%, 12/01/32	500	277,025
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(American Airlines, Inc. - JFK International Airport), AMT, 8%, 8/01/28	235	166,298
	New York City, New York, City IDA, Special Facility Revenue Bonds (JetBlue
	Airways Corporation Project), AMT, 5.125%, 5/15/30	750	354,968
	New York Liberty Development Corporation Revenue Bonds (National
	Sports Museum Project), Series A, 6.125%, 2/15/19 (a)(b)	1,000	1,000
			799,291
North Carolina -	North Carolina Medical Care Commission, Health Care Facilities,
2.5%	First Mortgage Revenue Refunding Bonds (Deerfield Episcopal
	Project), Series A, 6%, 11/01/33	800	621,976
	North Carolina Medical Care Commission, Retirement Facilities Revenue
	Refunding Bonds (Carolina Village Project), 6%, 4/01/38	1,000	618,610
			1,240,586
North Dakota - 1.4%	Ward County, North Dakota, Health Care Facility Revenue Refunding Bonds
	(Trinity Health Obligated Group), 5.125%, 7/01/29	1,000	682,190
Ohio - 3.3%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
	Asset-Backed Bonds, Series A-2, 5.125%, 6/01/24	700	499,674
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	760	445,900
	Richland County, Ohio, Hospital Facilities Revenue Refunding
	Bonds (MedCentral Health System), 5.25%, 11/15/36	875	682,728
			1,628,302
Pennsylvania - 4.2%	Allegheny County, Pennsylvania, Hospital Development Authority,
	Revenue Refunding Bonds (West Penn Allegheny Health System),
	Series A, 5.375%, 11/15/40	735	395,944
	Harrisburg, Pennsylvania, Authority, University Revenue Bonds
	(Harrisburg University of Science), Series B, 6%, 9/01/36	500	365,040
	New Morgan, Pennsylvania, IDA, Solid Waste Disposal Revenue Bonds (New
	Morgan Landfill Company, Inc. Project), AMT, 6.50%, 4/01/19	515	476,493
	Pennsylvania State Higher Educational Facilities Authority, Health
	Services Revenue Refunding (Allegheny Delaware Valley), Series A,
	5.875%, 11/15/16 (g)	585	479,179
	Susquehanna Area Regional Airport Authority, Pennsylvania,
	Airport System Revenue Bonds, AMT, Series A, 6.50%, 1/01/38	500	336,390
			2,053,046
Rhode Island - 1.7%	Rhode Island Housing and Mortgage Finance Corporation,
	Homeownership Opportunity Revenue Bonds, AMT, Series 53-B,
	5%, 10/01/46	1,000	848,630
South Carolina -	Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
2.4%	Appreciation Revenue Bonds, Senior-Series B, 8.511%, 1/01/15 (h)	1,000	495,030
	Myrtle Beach, South Carolina, Tax Increment Revenue Bonds
	(Myrtle Beach Air Force Base), Series A, 5.25%, 11/01/26	500	308,445

5

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	South Carolina Jobs, EDA, Health Care Facilities, First Mortgage Revenue
	Refunding Bonds (Lutheran Homes), 5.50%, 5/01/28	$ 600	$ 388,392
			1,191,867
Tennessee - 1.8%	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
	Series A, 5.25%, 9/01/26	1,250	881,450
Texas - 9.4%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
	Company LLC Project), AMT, Series A, 8.25%, 10/01/30	750	404,445
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
	Company Project), AMT, Series C, 5.75%, 5/01/36	540	332,521
	Dallas-Fort Worth, Texas, International Airport Facility
	Improvement Corporation, Revenue Refunding Bonds (American
	Airlines, Inc.), AMT, 5.50%, 11/01/30	1,000	345,240
	Danbury, Texas, Higher Education Authority Revenue Bonds (A.W. Brown-
	Fellowship Charter School), Series A, 5%, 8/15/26 (d)	355	264,266
	HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds,
	Series A, 5.75%, 11/01/36	655	385,933
	Houston, Texas, Airport System, Special Facilities Revenue Bonds
	(Continental Airlines), AMT, Series E, 6.75%, 7/01/21	630	425,193
	Houston, Texas, Airport System, Special Facilities Revenue Bonds
	(Continental Airlines), AMT, Series E, 7.375%, 7/01/22	500	352,380
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	Second Tier, Series F, 6.125%, 1/01/31	1,150	1,105,185
	Texas State Public Financing Authority, Charter School Financing
	Corporation, Revenue Refunding Bonds (KIPP, Inc.), Series A, 5%,
	2/15/28 (d)	680	425,918
	Texas State Public Financing Authority, Charter School Financing
	Corporation, Revenue Refunding Bonds (KIPP, Inc.), Series A, 5%,
	2/15/36 (d)	1,000	572,700
			4,613,781
Virginia - 5.0%	Albemarle County, Virginia, IDA, Residential Care Facilities,
	Mortgage Revenue Refunding Bonds (Westminster-Canterbury),
	5%, 1/01/31	1,150	805,977
	Fairfax County, Virginia, EDA, Residential Care Facilities,
	Mortgage Revenue Refunding Bonds (Goodwin House, Inc.),
	5.125%, 10/01/42	300	195,834
	Fairfax County, Virginia, EDA, Retirement Revenue Refunding
	Bonds (Greenspring Village, Inc.), Series A, 4.875%, 10/01/36	500	326,880
	Henrico County, Virginia, EDA, Residential Care Facility, Mortgage
	Revenue Refunding Bonds (Westminster-Canterbury Of
	Winchester, Inc.), 5%, 10/01/27	450	332,276
	Lexington, Virginia, IDA, Residential Care Facility, Mortgage
	Revenue Refunding Bonds (Kendal at Lexington), Series A, 5.375%,
	1/01/28	210	139,753
	Tobacco Settlement Financing Corporation of Virginia, Revenue
	Refunding Bonds, Senior Series B-1, 5%, 6/01/47	130	65,866

6

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Watkins Centre Community Development Authority, Virginia,
	Revenue Bonds, 5.40%, 3/01/20	$750	$ 579,953
			2,446,539
Wisconsin - 0.8%	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Franciscan Sisters Healthcare), 5%, 9/01/26	500	374,005
Wyoming - 1.7%	Wyoming Municipal Power Agency, Power Supply Revenue Bonds,
	Series A, 5.375%, 1/01/42	900	817,308
Guam - 0.9%	Guam Government Waterworks Authority, Water and Wastewater System,
	Revenue Refunding Bonds, 5.875%, 7/01/35	570	447,387
	Total Municipal Bonds - 96.5%		47,527,540
	Municipal Bonds Transferred to Tender Option Bond Trusts (i)
District of	District of Columbia, Water and Sewer Authority, Public Utility Revenue
Columbia - 2.0%	Refunding Bonds, 6%, 10/01/35	950	1,005,103
Virginia - 4.2%	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
	Sub-Series H-1, 5.375%, 7/01/36 (g)	2,110	2,072,780
	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 6.2%		3,077,883
	Total Long-Term Investments (Cost - $72,304,352) - 102.7%		50,605,423
	Short-Term Securities	Shares
Money Market	Merrill Lynch Institutional Tax-Exempt Fund, 0.61% (j)(k)	1,300,000	1,300,000
Funds - 2.6%
	Total Short-Term Securities (Cost - $1,300,000) - 2.6%		1,300,000
	Total Investments (Cost - $73,604,352*) - 105.3%		51,905,423
	Liabilities in Excess of Other Assets - (2.2)%		(1,091,433)
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (3.1)%		(1,531,679)
	Net Assets - 100.0%		$49,282,311

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$72,105,789
Gross unrealized appreciation	$115,063
Gross unrealized depreciation	(21,845,584)
Net unrealized depreciation	$(21,730,521)

(a) Non-income producing security.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.

(c) Radian Insured.

(d) ACA Insured.

(e) AMBAC Insured.

(f) FGIC Insured.

(g) NPFGC Insured.

(h) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j) Represents the current yield as of report date.

7

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	(4,510,710)	$29,554

• Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
	Assets
Level 1		$1,300,000
Level 2		50,605,423
Level 3		-
Total		$51,905,423

		8

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments March 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
State	Municipal Bonds		(000)	Value
Alabama - 2.1%	Lauderdale County and Florence, Alabama, Health Care
	Authority Revenue Refunding Bonds (Coffee Health Group),
	Series A, 6%, 7/01/29 (a)		$9,595	$ 8,275,975
	University of Alabama, University Revenue Bonds
	(Birmingham), 6%, 10/01/09 (b)(c)		7,000	7,189,840
				15,465,815
Alaska - 0.7%	Matanuska-Susitna, Alaska, Lease Revenue Bonds (Goose Creek
	Correctional Center Project), 6%, 9/01/32 (d)		5,000	5,256,700
California - 17.8% Antelope Valley, California, Community College District, GO
	(Election of 2004), Series B, 5.25%, 8/01/39 (a)		1,050	1,020,442
	Arcadia, California, Unified School District, GO (Election of
	2006), CABS, Series A, 4.961%, 8/01/39 (e)(f)		2,800	369,096
	Cabrillo, California, Community College District, GO (Election
	of 2004), Series B, 5.188%, 8/01/37 (a)(f)		4,100	625,906
	California State Department of Veteran Affairs, Home Purchase Revenue
	Refunding Bonds, Series A, 5.35%, 12/01/27 (g)		2,075	2,088,072
	Coast Community College District, California, GO, Refunding (Election
	of 2002), Series C, 5.501%, 8/01/13 (e)(h)		6,475	5,015,276
	Coast Community College District, California, GO, Refunding (Election
	of 2002), Series C, 5.397%, 8/01/36 (e)(f)		5,800	1,131,348
	Fresno, California, Unified School District, GO (Election of
	2001), Series D, 5%, 8/01/27 (a)		5,170	4,954,049
	Fresno, California, Unified School District, GO (Election of
	2001), Series E, 5%, 8/01/30 (e)		1,500	1,433,580
	Hesperia, California, Public Financing Authority Revenue Bonds
	(Redevelopment and Housing Projects), Series A, 5.50%, 9/01/27 (i)		10,000	8,088,100
	Los Angeles, California, Municipal Improvement Corporation, Lease
	Revenue Bonds, Series B1, 4.75%, 8/01/37 (a)(c)		12,300	10,902,105
	Modesto, California, Schools Infrastructure Financing Agency,
	Special Tax Bonds, 5.50%, 9/01/36 (g)		8,965	7,037,166
	Mount Diablo, California, Unified School District, GO (Election
	of 2002), 5%, 7/01/27 (a)(c)		12,040	11,538,293
	Orange County, California, Sanitation District, COP, Series B, 5%,
	2/01/31 (e)		1,380	1,337,123
	Palm Springs, California, Financing Authority, Lease Revenue
	Refunding Bonds (Convention Center Project), Series A, 5.50%,
	11/01/35 (a)		6,190	5,606,283
	Ramona, California, Unified School District, Convertible Capital
	Appreciation Refunding Bonds, COP, 5.078%, 5/01/32 (a)(c)(h)		10,500	8,013,180
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
CABS	Capital Appreciation Bonds	HFA	Housing Finance Agency
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts	S/F	Single-Family
EDA	Economic Development Authority

1

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Rialto, California, Unified School District, GO, Series A,
	6.242%, 6/01/25 (a)(c)(f)	$ 11,685	$ 4,444,156
	Riverside, California, Water Revenue Bonds, Series B, 5%, 10/01/38 (e)	2,000	1,922,520
	Roseville, California, Joint Union High School District, GO
	(Election of 2004), Series A, 5%, 8/01/29 (a)(c)	5,000	4,783,150
	Sacramento, California, Unified School District, GO (Election of
	1999), Series B, 5%, 7/01/26 (a)(c)	5,075	5,045,616
	San Diego, California, Community College District, GO
	(Election of 2002), 5%, 5/01/30 (e)	2,685	2,566,941
	San Diego County, California, Water Authority, Water Revenue
	Refunding Bonds, COP, Series A, 5%, 5/01/33 (e)	4,500	4,335,120
	San Jose, California, Airport Revenue Refunding Bonds, AMT,
	Series A, 5.50%, 3/01/32 (g)	6,500	5,723,445
	San Jose, California, GO (Libraries, Parks and Public Safety
	Projects), 5%, 9/01/30 (a)	3,700	3,618,933
	San Jose, California, Unified School District, Santa Clara County, GO
	(Election of 2002), Series B, 5%, 8/01/29 (a)(c)	3,650	3,491,700
	Tahoe Truckee, California, Unified School District, GO (School
	Facilities Improvement District Number 2), Series A, 5.25%,
	8/01/29 (a)	2,535	2,457,809
	Tustin, California, Unified School District, Senior Lien Special
	Tax Bonds (Community Facilities District Number 97-1), Series
	A, 5%, 9/01/32 (e)	7,980	7,339,685
	Tustin, California, Unified School District, Senior Lien Special
	Tax Bonds (Community Facilities District Number 97-1), Series
	A, 5%, 9/01/38 (e)	9,230	8,373,918
	University of California Revenue Bonds, Series O, 5.75%, 5/15/34	1,450	1,493,181
	Washington, California, Unified School District, COP (New High
	School Project), 5.125%, 8/01/37 (g)	10,000	8,054,400
			132,810,593
Colorado - 2.8%	Aurora, Colorado, COP, 6%, 12/01/10 (b)(f)	19,250	20,864,497
Florida - 4.9%	Broward County, Florida, Water and Sewer Utility Revenue
	Bonds, Series A, 5.25%, 10/01/34	1,450	1,422,435
	Duval County, Florida, School Board, COP (Master Lease
	Program), 5%, 7/01/33 (e)	3,800	3,503,942
	Hillsborough County, Florida, Aviation Authority Revenue
	Bonds, AMT, Series A, 5.375%, 10/01/33 (d)	5,000	4,489,500
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, 5%, 10/01/40 (d)(i)	9,980	8,311,544
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.50%, 10/01/26 (i)	7,000	6,689,620
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.50%, 10/01/27 (d)	5,495	5,219,865
	Miami-Dade County, Florida, GO (Building Better Communities Program),
	Series B-1, 5.75%, 7/01/33	2,400	2,387,328

2

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments March 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Miami-Dade County, Florida, School Board, COP, Refunding,
	Series B, 5.25%, 5/01/31 (d)	$ 2,500	$ 2,411,250
	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
	Improvement Program), 5%, 1/01/37 (a)	1,350	1,193,319
	West Coast Regional Water Supply Authority, Florida, Capital
	Improvement Revenue Bonds, 10.40%, 10/01/10 (b)(g)	850	925,489
			36,554,292
Georgia - 4.7%	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%,
	11/01/34 (e)	1,500	1,463,970
	Georgia Municipal Electric Authority, Power Revenue Refunding
	Bonds, Series EE, 7%, 1/01/25 (g)	20,000	23,693,200
	Georgia Municipal Electric Authority, Power Revenue Refunding
	Bonds, Series Y, 6.40%, 1/01/11 (b)(g)	90	98,491
	Georgia Municipal Electric Authority, Power Revenue Refunding
	Bonds, Series Y, 6.40%, 1/01/13 (g)	8,420	9,139,573
	Georgia Municipal Electric Authority, Power Revenue Refunding
	Bonds, Series Y, 6.40%, 1/01/13 (g)(j)	490	544,924
			34,940,158
Illinois - 3.1%	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Bonds, Third Lien, AMT, Series B-2, 6%, 1/01/27 (a)	17,690	16,889,527
	Chicago, Illinois, Wastewater Transmission Revenue Bonds,
	Series A, 5.50%, 1/01/38 (k)	3,000	3,113,610
	Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%,
	1/01/33	3,125	3,187,750
			23,190,887
Kansas - 0.3%	Manhattan, Kansas, Hospital Revenue Bonds (Mercy Health
	Center), 5.50%, 8/15/20 (e)	1,945	1,952,702
Louisiana - 1.1%	Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 5%,
	5/01/31 (e)	6,585	6,541,210
	Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco
	Power LLC Project), AMT, 4.70%, 11/01/36 (g)	2,800	1,792,840
			8,334,050
Maryland - 1.4%	Maryland State Community Development Administration, Department of
	Housing and Community Development, Residential Revenue Refunding
	Bonds, AMT, Series A, 5.75%, 9/01/39	5,800	5,775,640
	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (University of Maryland Medical
	System), Series B, 7%, 7/01/22 (a)(c)	4,400	4,974,288
			10,749,928
Massachusetts -	Massachusetts State, HFA, Rental Housing Mortgage Revenue
2.6%	Bonds, AMT, Series C, 5.60%, 1/01/45 (e)	4,000	3,754,000
	Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT,
	Series 128, 4.80%, 12/01/27 (e)	2,845	2,538,195
	Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT,
	Series 128, 4.875%, 12/01/38 (e)	6,955	5,952,854

3

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Massachusetts State School Building Authority, Dedicated Sales Tax
	Revenue Bonds, Series A, 5%, 8/15/30 (e)	$ 7,000	$ 7,029,890
			19,274,939
Michigan - 2.7%	Detroit, Michigan, Sewage Disposal System, Second Lien
	Revenue Bonds, Series B, 5%, 7/01/36 (a)(c)	5,000	3,983,350
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue
	Refunding Bonds, Series E, 5.75%, 7/01/31 (c)(k)	4,000	4,147,680
	Detroit, Michigan, Water Supply System Revenue Bonds,
	Second Lien, Series B, 6.25%, 7/01/36 (e)	675	670,552
	Detroit, Michigan, Water Supply System Revenue Bonds,
	Second Lien, Series B, 7%, 7/01/36 (e)	350	376,743
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior
	Lien, Series A, 5%, 7/01/30 (a)(c)	1,500	1,244,115
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT, Series
	A, 5.50%, 6/01/30 (i)	11,845	9,829,099
			20,251,539
Minnesota - 2.0%	Delano, Minnesota, Independent School District Number 879,
	GO, Series A, 5.875%, 2/01/25 (e)	5,860	6,294,402
	Sauk Rapids, Minnesota, Independent School District Number
	047, GO, Series A, 5.65%, 2/01/20 (a)	3,735	3,996,786
	Sauk Rapids, Minnesota, Independent School District Number
	047, GO, Series A, 5.70%, 2/01/21 (a)	4,440	4,755,196
			15,046,384
Mississippi - 1.7%	Harrison County, Mississippi, Wastewater Management District,
	Revenue Refunding Bonds (Wastewater Treatment Facilities),
	Series A, 8.50%, 2/01/13 (c)(j)	1,320	1,649,736
	Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
	(Forrest County General Hospital Project), 6%, 1/01/11 (b)(e)	10,000	10,937,500
			12,587,236
Nevada - 0.8%	Clark County, Nevada, IDR (Southwest Gas Corporation
	Project), AMT, Series A, 4.75%, 9/01/36 (c)	25	14,850
	Clark County, Nevada, IDR (Southwest Gas Corporation
	Project), AMT, Series D, 5.25%, 3/01/38 (a)(c)	2,200	1,468,368
	Clark County, Nevada, Water Reclamation District, GO, Series
	B, 5.75%, 7/01/34	3,125	3,234,812
	Las Vegas, Nevada, Limited Tax, GO (Performing Arts Center),
	6%, 4/01/34	1,450	1,458,657
			6,176,687
New Jersey - 7.9% Cape May County, New Jersey, Industrial Pollution Control Financing
	Authority, Revenue Refunding Bonds (Atlantic City Electric Company
	Project), Series A, 6.80%, 3/01/21 (a)	6,810	7,774,296
	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/21 (e)	3,125	3,528,000
	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/22 (e)	8,310	9,308,696

4

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/23 (e)	$ 4,340	$ 4,815,360
	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds,
	Series A, 5.25%, 7/01/33 (a)	28,000	27,212,360
	New Jersey State Housing and Mortgage Finance Agency
	Revenue Bonds, Series AA, 6.375%, 10/01/28	2,000	2,124,360
	New Jersey State Transportation Trust Fund Authority, Transportation
	System Revenue Bonds, Series A, 5.875%, 12/15/38	4,255	4,422,009
			59,185,081
New Mexico -	New Mexico Finance Authority, Senior Lien State Transportation Revenue
0.7%	Bonds, Series A, 5.125%, 6/15/18 (a)	5,000	5,337,700
New York - 10.2%	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	700	736,981
	New York City, New York, GO, Series C, 5.625%, 3/15/18 (i)	5	5,415
	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, DRIVERS, Series 1133Z, 7.84%, 10/15/12 (g)	2	2,638
	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A, 5%, 10/15/20 (a)	12,555	13,477,793
	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A, 5%, 10/15/32 (g)	15,650	15,702,271
	New York State Thruway Authority, General Revenue Refunding
	Bonds, Series G, 5%, 1/01/32 (e)	16,830	16,295,479
	New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds (State Facilities), Series A-1, 5.25%,
	3/15/34 (a)(c)	9,900	9,942,570
	Niagara Falls, New York, GO, Public Improvement, 6.90%, 3/01/24 (a)	5	5,000
	Tobacco Settlement Financing Corporation of New York
	Revenue Bonds, Series A-1, 5.25%, 6/01/22 (g)	20,300	20,117,706
			76,285,853
North Carolina -	North Carolina HFA, Home Ownership Revenue Bonds, AMT,
0.4%	Series 14-A, 5.35%, 1/01/22 (g)	2,880	2,888,813
North Dakota -	North Dakota State, HFA, Revenue Bonds (Housing Finance
0.3%	Program), Series C, 5.30%, 7/01/22 (g)	2,355	2,280,606
Oregon - 1.8%	Oregon State Department of Administrative Services, COP,
	Series A, 6.25%, 5/01/10 (b)(g)	8,700	9,293,601
	Port of Portland, Oregon, Airport Revenue Refunding Bonds
	(Portland International Airport), AMT, Series 7-B, 7.10%,
	1/01/12 (a)(b)	3,865	4,443,359
			13,736,960
Pennsylvania -	Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th
1.7%	Series B, 7%, 5/15/20 (a)(j)	4,985	6,191,669
	Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds
	(Neighborhood Transformation), Series A, 5.50%, 4/15/20 (a)(c)	4,180	4,223,723
	Philadelphia, Pennsylvania, School District, GO, Series E, 6%, 9/01/38	2,300	2,385,238
			12,800,630
Rhode Island -	Rhode Island State Economic Development Corporation, Airport
1.0%	Revenue Bonds, Series B, 6%, 7/01/10 (b)(c)	6,815	7,312,427
5

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
South Carolina -	South Carolina State Public Service Authority, Revenue
0.3%	Refunding Bonds, Series A, 5.50%, 1/01/38	$ 2,300	$ 2,364,446
Texas - 10.1%	Dallas-Fort Worth, Texas, International Airport Revenue Bonds,
	AMT, Series A, 6%, 11/01/28 (a)(c)	25,950	25,712,557
	Dallas-Fort Worth, Texas, International Airport Revenue Bonds,
	AMT, Series A, 5.50%, 11/01/33 (a)	2,000	1,826,760
	Houston, Texas, Combined Utility System, First Lien Revenue
	Refunding Bonds, Series A, 6%, 11/15/35 (d)	3,650	3,807,242
	Houston, Texas, Water Conveyance System Contract, COP,
	Series J, 6.25%, 12/15/13 (g)	3,500	3,818,815
	Lewisville, Texas, Independent School District, Capital Appreciation and
	School Building, GO, Refunding, 4.673%, 8/15/24 (a)(c)(f)	8,110	3,422,907
	Mansfield, Texas, Independent School District, GO, 5%, 2/15/33	3,000	3,009,510
	North Texas Tollway Authority, System Revenue Refunding Bonds, CABS,
	First Tier, Series I, 6.65%, 1/01/15 (d)(h)	10,000	6,479,800
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, 5.75%, 1/01/40 (a)	7,700	7,461,916
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, Series A, 6%, 1/01/25	1,000	1,024,490
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, Series A, 5.625%, 1/01/33 (g)	2,140	2,067,754
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, Series B, 5.75%, 1/01/40 (a)	9,870	9,564,820
	Texas State Department of Housing and Community Affairs, S/F Mortgage
	Revenue Bonds, AMT, Series A, 5.45%, 9/01/23 (a)(l)(m)	2,040	2,044,243
	Texas State Department of Housing and Community Affairs, S/F Mortgage
	Revenue Bonds, AMT, Series A, 5.50%, 3/01/26 (a)(l)(m)	2,615	2,578,076
	Texas State Water Financial Assistance, GO, 5.75%, 8/01/31	3,000	3,101,460
			75,920,350
Utah - 1.7%	Utah Transit Authority, Sales Tax Revenue Bonds, Series A, 5%,
	6/15/36 (e)	4,000	3,952,800
	Utah Transit Authority, Sales Tax Revenue Refunding Bonds,
	Sub-Series A, 5.291%, 6/15/36 (a)(f)	11,930	2,115,666
	Utah Water Finance Agency Revenue Bonds (Pooled Loan
	Financing Program), Series A, 5.75%, 10/01/15 (g)	2,515	2,635,091
	Utah Water Finance Agency Revenue Bonds (Pooled Loan
	Financing Program), Series A, 6%, 10/01/20 (g)	3,770	3,925,362
			12,628,919
Vermont - 0.2%	Vermont HFA, Revenue Refunding Bonds, AMT, Series C, 5.50%,
	11/01/38 (e)	1,300	1,218,958
Washington - 0.7% Chelan County, Washington, Public Utility District Number 001,
	Consolidated Revenue Bonds (Chelan Hydro System), AMT,
	Series A, 5.45%, 7/01/37 (g)	6,485	5,564,130
Wisconsin - 1.5%	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds
	(Midwest Energy Resources), Series E, 6.90%, 8/01/21 (a)(c)	9,000	10,934,910
	Total Municipal Bonds - 87.2%		651,916,190

6

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds Transferred to Tender Option Bond Trusts (n)	(000)	Value
California - 1.4%	Sequoia, California, Unified High School District, GO,
	Refunding, Series B, 5.50%, 7/01/35 (e)	$ 10,055	$ 10,101,732
Florida - 3.4%	Broward County Florida School Board Certificates Partnership, COP, Series
	A, 5.25%, 7/01/33 (e)	10,000	9,550,600
	Jacksonville Electric Authority, Florida, Electric System Revenue Bonds,
	5.625%, 10/01/32	6,300	6,395,508
	Tallahassee, Florida, Energy System Revenue Bonds, 5%, 10/01/37 (a)	10,000	9,561,400
			25,507,508
Illinois - 0.7%	Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%,
	11/01/33 (e)	5,000	4,958,850
Massachusetts -	Massachusetts State School Building Authority, Dedicated Sales Tax
2.0%	Revenue Bonds, Series A, 5%, 8/15/30 (d)	15,000	15,064,050
New Jersey - 1.8% New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C,
	5%, 1/01/30 (e)	13,500	13,532,400
New York - 2.2%	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, Series A, 5.25%, 10/15/27 (g)	13,925	14,308,077
	New York State Dormitory Authority Personal Income Tax
	Revenue Bonds, Education Series B, 5.75%, 3/15/36	2,010	2,117,374
			16,425,451
Texas - 1.3%	Cypress-Fairbanks, Texas, Independent School District, GO, 5%,
	2/15/32	10,000	10,051,100
Washington - 2.5% Metropolitan Washington Airports Authority, D.C., Airport Authority
	Revenue Bonds, AMT, Series B, 5%, 10/01/36 (c)(d)	10,000	8,588,067
	Washington State, GO, Series D, 5%, 1/01/28 (d)	10,000	10,138,800
			18,726,867
	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 15.3%		114,367,958
	Mutual Funds	Shares
	BlackRock Insured Municipal Term Trust, Inc. (o)	204,800	2,105,344
	Total Mutual Funds - 0.3%		2,105,344
	Total Long-Term Investments (Cost - $790,324,352) - 102.8%		768,389,492
	Short-Term Securities
Money Market	FFI Institutional Tax-Exempt Fund, 0.61% (o)(p)	36,916,723	36,916,723
Fund - 4.9%
	Total Short-Term Securities (Cost - $36,916,723) - 4.9%		36,916,723
	Total Investments (Cost - $827,241,075*) - 107.7%		805,306,215
	Liabilities in Excess of Other Assets - (0.1)%		(679,472)
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (7.6)%		(56,906,669)
	Net Assets - 100.0%		$747,720,074

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost		$767,987,893
Gross unrealized appreciation		$19,866,828
Gross unrealized depreciation		(39,281,003)
Net unrealized depreciation		$(19,414,175)

	7

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments March 31, 2009 (Unaudited)

(a) NPFGC Insured.

(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c) FGIC Insured.

(d) Assured Guaranty Insured.

(e) FSA Insured.

(f) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g) AMBAC Insured.

(h) Represents a step bond that an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(i) XL Capital Insured.

(j) Security is collateralized by Municipal or US Treasury Obligations.

(k) BHAC Insured.

(l) GNMA Collateralized.

(m) FNMA Collateralized.

(n) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(o) Investments in companies considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Purchase	Sale		Realized
Affiliate	Cost	Cost		Loss		Income
BlackRock Insured Municipal Term Trust, Inc.	-		-		-	$62,875
FFI Institutional Tax-Exempt Fund	$ 28,269,115 [1]		-		-	$300,382
[1] Represents net purchased cost.
(p) Represents the current yield as of report date.

8

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments March 31, 2009 (Unaudited)
• Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund's investments:

	Valuation	Investments in
	Inputs	Securities
Assets
Level 1		$ 39,022,067
Level 2		766,284,148
Level 3		-
Total		$ 805,306,215

9

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
				Par
State	Municipal Bonds			(000)	Value
Alabama - 0.6%	Alabama Incentives Financing Authority, Special Obligation
	Revenue Refunding Bonds, Series A, 6%, 10/01/29 (a)			$3,820	$3,926,387
	Jefferson County, Alabama, Public Building Authority, Lease
	Revenue Bonds, 5.125%, 4/01/21 (a)			3,525	2,119,477
	Mobile, Alabama, Industrial Development Board, Environmental
	Improvement Revenue Refunding Bonds (International Paper
	Company Project), AMT, Series A, 6.35%, 5/15/16			500	419,060
	Selma, Alabama, IDB, Environmental Improvement Revenue
	Refunding Bonds (International Paper Company Project), AMT,
	Series A, 6.70%, 2/01/18			2,500	2,079,450
	Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
	Residential Care Facility Revenue Bonds (Capstone Village, Inc.
	Project), Series A, 5.875%, 8/01/36 (b)(c)			3,400	1,457,546
					10,001,920
Arizona - 1.6%	Arizona Health Facilities Authority Revenue Bonds (Catholic
	Healthcare West), Series A, 6.625%, 7/01/20			4,000	4,286,320
	Maricopa County and Phoenix, Arizona, IDA, S/F Mortgage
	Revenue Bonds, AMT, Series A-2, 5.80%, 7/01/40 (d)(e)(f)			6,610	6,638,886
	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona
	Charter Schools Project 1), Series A, 6.75%, 7/01/29			3,100	2,058,431
	Peoria, Arizona, Improvement District Number 8801, Special
	Assessment Bonds, 7.30%, 1/01/11			395	404,306
	Peoria, Arizona, Improvement District Number 8802, Special
	Assessment Bonds, 7.20%, 1/01/10			430	440,182
	Peoria, Arizona, Improvement District Number 8802, Special
	Assessment Bonds, 7.20%, 1/01/13			510	521,888
	Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds
	(America West Airlines Inc. Project), AMT, 6.30%,
	4/01/23			3,685	2,117,770
	Pima County, Arizona, IDA, Revenue Bonds (Tucson Electric
	Power Company), Series A, 6.375%, 9/01/29			3,785	3,219,445
	Pinal County, Arizona, IDA, Wastewater Revenue Bonds (San
	Manuel Facilities Project), AMT, 6.25%, 6/01/26			500	373,825
	Prescott Valley, Arizona, Improvement District, Special
	Assessment Bonds (Sewer Collection System Roadway Repair),
	7.90%, 1/01/12			250	258,385
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDB	Industrial Development Board
CABS	Capital Appreciation Bonds	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
GAN	Grant Anticipation Notes	S/F	Single-Family
GO	General Obligation Bonds	VRDN Variable Rate Demand Notes
HFA	Housing Finance Agency
IDA	Industrial Development Authority
1

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds
	(Christian Care Tucson, Inc. Project), Series A, 6.125%,
	7/01/10 (g)(h)	$3,515	$ 3,789,029
	Vistancia Community Facilities District, Arizona, GO, 6.75%,
	7/15/22	3,000	2,748,720
	Vistancia Community Facilities District, Arizona, GO, 5.75%,
	7/15/24	2,125	1,733,044
			28,590,231
Arkansas - 0.1%	Arkansas State Student Loan Authority Revenue Bonds, AMT,
	Sub-Series B, 7.25%, 6/01/09	250	252,105
	Jonesboro, Arkansas, Residential Housing and Health Care
	Facilities Board, Hospital Revenue Refunding Bonds (Saint
	Bernards Regional Medical Center), Series B, 5.90%,
	7/01/16 (a)	120	120,136
	Pine Bluff, Arkansas, Environmental Improvement Revenue
	Refunding Bonds (International Paper Company Project), AMT,
	Series A, 6.70%, 8/01/20	500	397,665
	University of Central Arkansas, Housing System Revenue
	Bonds, 6.50%, 1/01/10 (h)(i)	250	266,213
			1,036,119
California - 15.4%	Agua Caliente Band of Cahuilla Indians, California, Casino
	Revenue Bonds, 6%, 7/01/18	2,500	2,057,250
	Antelope Valley, California, Health Care District Revenue
	Bonds, Series A, 5.25%, 9/01/17	12,000	10,083,840
	Bay Area Toll Authority, California, Toll Bridge Revenue
	Refunding Bonds (San Francisco Bay Area), Series F, 5%,
	4/01/31	10,000	9,563,000
	California County Tobacco Securitization Agency, Tobacco
	Revenue Refunding Bonds (Sonoma County Corporation), 5%,
	6/01/26	1,115	700,097
	California County Tobacco Securitization Agency, Tobacco
	Revenue Refunding Bonds (Sonoma County Corporation),
	5.125%, 6/01/38	1,910	996,313
	California Health Facilities Financing Authority Revenue Bonds
	(Sutter Health), Series A, 6.25%, 8/15/35	2,500	2,516,150
	California Health Facilities Financing Authority Revenue Bonds
	(Sutter Health), Series A, 5.25%, 11/15/46	7,000	6,079,990
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Bonds (Waste Management, Inc. Project),
	AMT, Series A-2, 5.40%, 4/01/25	9,500	7,930,410
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Bonds (Waste Management, Inc. Project),
	AMT, Series C, 5.125%, 11/01/23	3,250	2,685,475
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Refunding Bonds (Republic Services, Inc.
	Project), AMT, Series C, 5.25%, 6/01/23	4,150	3,655,237

2

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	California Rural Home Mortgage Finance Authority, S/F Mortgage
	Revenue Refunding Bonds (Mortgage-Backed Securities Program),
	AMT, Series A-2, 7%, 9/01/29 (d)(e)(f)	$35	$35,469
	California State, GO, 6.50%, 4/01/33	48,400	50,943,904
	California Statewide Communities Development Authority,
	Health Facility Revenue Bonds (Memorial Health Services),
	Series A, 6%, 10/01/23	9,880	9,939,181
	California Statewide Communities Development Authority
	Revenue Bonds (Catholic Healthcare West), Series B, 5.50%,
	7/01/30	3,000	2,756,820
	California Statewide Communities Development Authority
	Revenue Bonds (Catholic Healthcare West), Series D, 5.50%,
	7/01/31	2,500	2,273,225
	Chula Vista, California, Community Facilities District Number
	06-1, Special Tax Bonds (Eastlake Woods Area), Series A,
	6.15%, 9/01/26	2,965	2,727,326
	Desert, California, Community College District, GO,
	Series C, 5%, 8/01/32 (i)	12,070	11,432,945
	Imperial Irrigation District, California, Electric Revenue
	Refunding Bonds, 5.125%, 11/01/38	10,000	9,385,400
	Los Angeles, California, Community College District, GO,
	Series E-1, 5%, 8/01/33	10,000	9,631,400
	Los Angeles, California, Community College District, GO,
	Series F-1, 5%, 8/01/33	22,795	21,954,776
	Los Angeles, California, Unified School District, GO (Election
	of 2004), Series H, 5%, 7/01/32 (i)	20,000	18,946,000
	Los Angeles County, California, Metropolitan Transportation
	Authority, Sales Tax Revenue Refunding Bonds, Proposition A,
	First Tier Senior-Series A, 5%, 7/01/35 (a)	12,730	12,278,340
	Modesto, California, Irrigation District, COP, Series A, 6%,
	10/01/39	8,935	8,920,079
	Metropolitan Water District of Southern California, Waterworks
	Revenue Refunding Bonds, Series B, 5%, 7/01/35	10,000	9,812,800
	Pittsburg, California, Redevelopment Agency, Tax Allocation
	Refunding Bonds (Los Medanos Community Development
	Project), Series A, 6.50%, 9/01/28	10,000	9,901,500
	Roseville, California, Special Tax Bonds (Fiddyment Ranch
	Community Facilities Number 1), 5.125%, 9/01/26	3,060	1,971,925
	Roseville, California, Special Tax Bonds (Stoneridge
	Community Facilities Number 1), 6.20%, 9/01/11 (h)	1,250	1,429,538
	Roseville, California, Special Tax Bonds (Stoneridge
	Community Facilities Number 1), 6.30%, 9/01/11 (h)	2,500	2,865,025

3

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	San Francisco, California, City and County Airport
	Commission, International Airport Revenue Refunding Bonds,
	AMT, Issue 34E, Second Series, 5.75%, 5/01/21 (i)	$8,220	$8,306,392
	San Francisco, California, City and County Airport
	Commission, International Airport Revenue Refunding Bonds,
	AMT, Second Series, 6.75%, 5/01/19	12,600	13,099,716
	San Francisco, California, City and County Redevelopment
	Agency, Community Facilities District Number 6, Special Tax
	Bonds (Mission Bay South Public Improvements Project), 6%,
	8/01/21	5,000	4,560,050
	San Francisco, California, City and County Redevelopment
	Agency, Community Facilities District Number 6, Special Tax
	Bonds (Mission Bay South Public Improvements Project), Series
	A, 6%, 8/01/25	2,500	2,201,175
	San Francisco, California, Uptown Parking Corporation,
	Parking Revenue Bonds (Union Square), 6%, 7/01/20 (j)	1,075	1,160,538
	Santa Clara County, California, Financing Authority, Lease
	Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	9,000	8,659,710
	Santa Margarita, California, Water District, Special Tax
	Refunding Bonds (Community Facilities District Number 99),
	Series 1, 6.25%, 9/01/09 (h)	2,925	3,047,938
	Santa Margarita, California, Water District, Special Tax
	Refunding Bonds (Community Facilities District Number 99),
	Series 1, 6.20%, 9/01/20	2,650	2,506,900
			277,015,834
Colorado - 1.1%	Colorado HFA, Revenue Bonds (S/F Program), Series B-3,
	6.55%, 10/01/16	180	187,277
	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series A-2, 7.50%, 4/01/31	180	193,381
	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series B-2, 7.10%, 4/01/17	60	61,880
	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series B-2, 7.25%, 10/01/31	550	563,106
	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series B-3, 6.80%, 11/01/28	10	10,210
	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series C-2, 7.25%, 10/01/31 (k)	270	271,585
	Colorado HFA, Revenue Refunding Bonds (S/F Program),
	Senior Series A-3, 7.35%, 10/01/30	70	73,354
	Colorado HFA, Revenue Refunding Bonds (S/F Program),
	Senior Series C-3, 6.75%, 10/01/21 (k)	375	400,436
	Colorado HFA, Revenue Refunding Bonds (S/F Program),
	Senior Series C-3, 7.15%, 10/01/30 (k)	95	96,965
	Colorado Health Facilities Authority Revenue Bonds (Catholic
	Health Initiatives), Series D, 6.25%, 10/01/33	3,520	3,606,064

4

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Elk Valley, Colorado, Public Improvement Revenue Bonds
	(Public Improvement Fee), Series A, 7.35%, 9/01/31	$7,560	$5,918,951
	Elk Valley, Colorado, Public Improvement Revenue Bonds
	(Public Improvement Fee), Series B, 7.45%, 9/01/31	805	636,699
	Plaza Metropolitan District Number 1, Colorado, Tax
	Allocation Revenue Bonds (Public Improvement Fees), 8%,
	12/01/25	7,700	6,537,839
	Plaza Metropolitan District Number 1, Colorado, Tax
	Allocation Revenue Bonds (Public Improvement Fees), 8.125%,
	12/01/25	1,910	1,574,050
			20,131,797
Connecticut - 1.5%	Connecticut State Development Authority, Governmental
	Lease Revenue Bonds, 6.60%, 6/15/14 (j)	1,000	1,003,740
	Connecticut State Development Authority, Water Facility
	Revenue Bonds (Bridgeport Hydraulic Company), AMT, 6.15%,
	4/01/35 (a)	1,250	1,098,012
	Connecticut State Development Authority, Water Facility
	Revenue Refunding Bonds (Aquarion Water Company Project),
	AMT, 5.10%, 9/01/37 (l)	2,750	2,049,960
	Connecticut State, HFA, Revenue Refunding Bonds (Housing
	Mortgage Finance Program), Series C-1, 6.30%, 11/15/17	960	961,632
	Connecticut State Health and Educational Facilities Authority
	Revenue Bonds (Bridgeport Hospital), Series A, 6.625%,
	7/01/18 (j)	1,000	1,004,500
	Connecticut State Health and Educational Facilities Authority
	Revenue Bonds (Waterbury Hospital Issue), Series C, 5.75%,
	7/01/20 (g)	1,500	1,389,585
	Connecticut State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Eastern Connecticut Health
	Network), Series A, 6.50%, 7/01/10 (g)(h)	12,045	13,035,340
	Connecticut State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Sacred Heart University), 6.625%,
	7/01/26 (g)	640	624,710
	Connecticut State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (University of Hartford), Series E,
	5.50%, 7/01/22 (g)	5,710	5,067,796
	Connecticut State Higher Education Supplemental Loan
	Authority, Revenue Bonds (Family Education Loan Program),
	AMT, Series A, 5.50%, 11/15/20 (j)	320	305,693
			26,540,968

5

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
District of Columbia -	District of Columbia, Income Tax Revenue Bonds, Series A,
1.0%	5.50%, 12/01/30	$17,000	$ 17,566,950
	District of Columbia, Water and Sewer Authority, Public
	Utility Revenue Refunding Bonds, Senior Lien, Series A, 5.50%,
	10/01/39	1,000	1,013,290
			18,580,240
Florida - 11.7%	Alachua County, Florida, IDR (North Florida Retirement
	Village), Refunding, 5.875%, 11/15/36	2,000	1,313,900
	Anthem Park Community Development District, Florida,
	Capital Improvement Revenue Bonds, 5.80%, 5/01/36	1,845	1,069,583
	Ave Maria Stewardship Community District, Florida, Capital
	Improvement Revenue Bonds, Series A, 5.125%, 5/01/38	1,900	948,195
	Ave Maria Stewardship Community District, Florida, Revenue
	Bonds, 4.80%, 11/01/12	1,500	980,865
	Ballantrae, Florida, Community Development District, Capital
	Improvement Revenue Bonds, 6%, 5/01/35	2,750	2,136,392
	Broward County, Florida, Water and Sewer Utility Revenue
	Bonds, Series A, 5.25%, 10/01/34	6,900	6,768,831
	Capital Region Community Development District, Florida,
	Special Assessment Revenue Bonds, Series A, 7%, 5/01/39	1,065	741,719
	Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT,
	6.25%, 1/01/19	530	442,046
	Citrus County, Florida, Hospital Board Revenue Refunding
	Bonds (Citrus Memorial Hospital), 6.25%, 8/15/23	865	728,503
	Fiddlers Creek, Florida, Community Development District
	Number 2, Special Assessment Revenue Bonds, Series A,
	6.375%, 5/01/35	6,850	4,511,821
	Fiddlers Creek, Florida, Community Development District
	Number 2, Special Assessment Revenue Bonds, Series B,
	5.75%, 5/01/13	555	496,525
	Florida HFA, Homeowner Mortgage Revenue Bonds, AMT,
	Series 3, 6.35%, 7/01/28 (j)(k)	685	693,679
	Florida Housing Finance Corporation, Homeowner Mortgage
	Revenue Bonds, AMT, Series 1, 6%, 7/01/39 (d)(e)(f)	1,785	1,802,136
	Florida Housing Finance Corporation, Homeowner Mortgage
	Revenue Refunding Bonds, AMT, Series 4, 6.25%, 7/01/22 (i)	360	365,450
	Greater Orlando Aviation Authority, Florida, Airport Facilities
	Revenue Bonds (JetBlue Airways Corp.), AMT, 6.375%,
	11/15/26	1,000	593,150
	Harbor Bay, Florida, Community Development District, Capital
	Improvement Special Assessment Revenue Bonds, Series A, 7%,
	5/01/33	935	848,587
	Heritage Harbour North Community Development District,
	Florida, Capital Improvement Bonds, 6.375%, 5/01/38	500	328,320

6

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Highland Meadows Community Development District, Florida,
	Special Assessment Bonds, Series A, 5.50%, 5/01/36	$1,115	$ 487,612
	Hillsborough County, Florida, Aviation Authority Revenue
	Bonds, AMT, Series A, 5.50%, 10/01/38 (m)	1,310	1,186,519
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue
	Bonds (National Gypsum Company), AMT, Series A, 7.125%,
	4/01/30	6,000	2,824,380
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue
	Bonds (National Gypsum Company), AMT, Series B, 7.125%,
	4/01/30	6,750	3,177,427
	Jacksonville Electric Authority, Florida, Bulk Power Supply
	System Revenue Bonds (Scherer 4 Project), Series A, 6%,
	10/01/37	8,225	8,442,387
	Jacksonville, Florida, Economic Development Commission, Health
	Care Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series
	A, 5.50%, 11/15/36	1,000	965,530
	Jacksonville, Florida, Economic Development Commission,
	Health Care Facilities Revenue Bonds (Mayo Clinic-
	Jacksonville), Series A, 5.50%, 11/15/36 (j)	1,000	965,530
	Jacksonville, Florida, Economic Development Commission,
	Health Care Facilities Revenue Bonds (Mayo Clinic-
	Jacksonville), Series B, 5.50%, 11/15/36	2,000	1,931,060
	Jacksonville, Florida, Economic Development Commission, IDR
	(Metropolitan Parking Solutions Project), AMT, 5.50%,
	10/01/30 (n)	3,000	2,163,390
	Jacksonville, Florida, Economic Development Commission, IDR
	(Metropolitan Parking Solutions Project), AMT, 5.875%,
	6/01/31 (n)	1,980	1,618,175
	Jacksonville, Florida, Guaranteed Entitlement Revenue
	Refunding and Improvement Bonds, 5.25%, 10/01/32 (j)(o)	1,200	1,160,700
	Jacksonville, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Baptist Medical Center Project), 5%,
	8/15/37 (i)	1,000	889,240
	Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%,
	11/01/38 (m)	1,170	1,138,387
	Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6%,
	10/01/29 (i)	13,000	13,000,000
	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-
	County Program), AMT, Series A-2, 6%, 9/01/40 (d)(e)(f)	970	1,024,388
	Lee County, Florida, IDA, Health Care Facilities, Revenue
	Refunding Bonds (Shell Point/Alliance Obligor Group), 5%,
	11/15/29	2,000	1,205,680

7

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Lexington Oaks, Florida, Community Development District,
	Special Assessment Revenue Bonds, Series A, 6.70%, 5/01/33	$1,075	$ 1,041,267
	Manatee County, Florida, HFA, Homeowner Revenue Bonds,
	AMT, Series A, 5.90%, 9/01/40 (d)(e)(f)	750	739,433
	Miami-Dade County, Florida, Aviation Revenue Bonds, AMT,
	Series A, 5%, 10/01/33 (i)	1,435	1,221,085
	Miami-Dade County, Florida, Aviation Revenue Refunding
	Bonds (Miami International Airport), AMT, Series A, 5.50%,
	10/01/25 (m)	7,320	7,028,737
	Miami-Dade County, Florida, Aviation Revenue Refunding
	Bonds (Miami International Airport), AMT, Series A, 5.50%,
	10/01/41 (i)	1,400	1,259,538
	Miami-Dade County, Florida, GO (Building Better Communities
	Program), Series B, 6.375%, 7/01/28	7,750	8,512,678
	Miami-Dade County, Florida, GO (Building Better Communities
	Program), Series B-1, 6%, 7/01/38	25,000	25,423,000
	Miami-Dade County, Florida, IDA, Solid Waste Disposal Revenue
	Bonds (Waste Management, Inc. Project),
	Series 1, 7%, 12/01/18	2,000	2,007,500
	Miami-Dade County, Florida, Solid Waste System Revenue
	Bonds, 5.25%, 10/01/30 (j)	1,250	1,231,013
	Miami-Dade County, Florida, Water and Sewer Revenue
	Refunding Bonds, Series C, 6%, 10/01/23	20,000	21,326,600
	Middle Village Community Development District, Florida,
	Special Assessment Bonds, Series A, 6%, 5/01/35	3,500	2,065,595
	Midtown Miami, Florida, Community Development District,
	Special Assessment Revenue Bonds, Series A, 6.25%, 5/01/37	5,180	3,267,181
	New River Community Development District, Florida, Capital
	Improvement Revenue Bonds, Series B, 5%, 5/01/13	1,000	414,410
	Oak Creek, Florida, Community Development District, Special
	Assessment Bonds, 5.80%, 5/01/35	945	565,450
	Orange County, Florida, HFA, M/F Housing Revenue Bonds
	(Loma Vista Project), Series G, 5.50%, 3/01/32	3,500	3,320,905
	Orange County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Orlando Regional Healthcare), 5.70%, 7/01/26	1,000	663,000
	Orange County, Florida, School Board, COP, Series A, 5.50%,
	8/01/34 (m)	11,100	10,955,700
	Orlando, Florida, Urban Community Development District,
	Capital Improvement Special Assessment Bonds, 6.25%,
	5/01/34	1,000	666,520
	Orlando, Florida, Urban Community Development District,
	Capital Improvement Special Assessment Bonds, Series A,
	6.95%, 5/01/11 (h)	930	1,029,315

8

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Osceola County, Florida, Tourist Development Tax Revenue
	Bonds, Series A, 5.50%, 10/01/27 (j)(o)	$925	$ 911,292
	Palm Beach County, Florida, School Board, COP, Series A, 5%,
	8/01/31 (i)	1,000	927,590
	Panther Trace Community Development District II, Florida,
	Special Assessment Revenue Bonds, 5.125%, 11/01/13	9,885	6,142,440
	Panther Trace Community Development District II, Florida,
	Special Assessment Revenue Bonds, Series A, 5.60%, 5/01/35	4,900	2,871,890
	Park Place Community Development District, Florida, Special
	Assessment Revenue Bonds, 6.75%, 5/01/10 (h)	1,400	1,503,670
	Park Place Community Development District, Florida, Special
	Assessment Revenue Bonds, 6.375%, 5/01/34	3,270	2,157,056
	Port St. Lucie, Florida, Utility Revenue Bonds, 5.125%,
	9/01/36 (j)	19,465	18,729,807
	Saint Johns County, Florida, Sales Tax Revenue Bonds, Series
	A, 5.25%, 10/01/28 (a)	1,000	983,230
	Saint Johns County, Florida, Water and Sewer Revenue Bonds,
	CABS, 5.373%, 6/01/32 (a)(p)	2,295	558,167
	Saint Lucie, Florida, West Services District, Utility Revenue
	Refunding Bonds, Senior Lien, 6%, 10/01/22 (j)	2,000	2,101,380
	Santa Rosa County, Florida, School Board, COP, Refunding,
	Series 2, 5.25%, 2/01/26 (j)(o)	2,000	1,973,460
	Sarasota County, Florida, Health Facilities Authority,
	Retirement Facility Revenue Refunding Bonds (Village on the
	Isle Project), 5.50%, 1/01/32	1,645	1,026,447
	Somerset Community Development District, Florida, Capital
	Improvement Revenue Bonds, 5%, 5/01/15	1,265	962,539
	Sterling Hill Community Development District, Florida, Capital
	Improvement Revenue Refunding Bonds, Series B, 5.50%,
	11/01/10	175	152,336
	Suncoast Community Development District, Florida, Capital
	Improvement Revenue Bonds, Series A, 5.875%, 5/01/34	3,125	2,394,313
	Tern Bay Community Development District, Florida, Capital
	Improvement Revenue Refunding Bonds, Series B, 5%,
	5/01/15 (b)(c)	1,190	416,631
	Tolomato Community Development District, Florida, Special
	Assessment Bonds, 6.45%, 5/01/23	3,000	2,215,020
	Vista Lakes Community Development District, Florida, Capital
	Improvement Revenue Bonds, Series A, 6.75%, 5/01/12 (h)	1,405	1,597,359
	Volusia County, Florida, IDA, Student Housing Revenue Bonds
	(Stetson University Project), Series A, 5%, 6/01/35 (q)	1,000	765,300

9

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Watergrass Community Development District, Florida, Special
	Assessment Revenue Bonds, Series B, 4.875%, 11/01/10	$2,570	$ 1,392,477
	Watergrass Community Development District, Florida, Special
	Assessment Revenue Bonds, Series B, 5.125%, 11/01/14	1,000	503,980
			209,975,418
Georgia - 1.0%	Fulton County, Georgia, Residential Care Facilities, Revenue
	Refunding Bonds (Canterbury Court Project), Series A, 6%,
	2/15/22	2,250	1,701,855
	Gainesville, Georgia, Redevelopment Authority, Educational
	Facilities Revenue Refunding Bonds (Riverside Military
	Academy), 5.125%, 3/01/27	2,460	1,507,759
	Gainesville, Georgia, Redevelopment Authority, Educational
	Facilities Revenue Refunding Bonds (Riverside Military
	Academy), 5.125%, 3/01/37	1,800	900,054
	Municipal Electric Authority of Georgia, Revenue Refunding Bonds
	(General Resolution Projects), Sub-Series D, 6%, 1/01/23	10,000	10,686,600
	Rockdale County, Georgia, Development Authority Revenue
	Bonds (Visy Paper Project), AMT, Series A, 6.125%, 1/01/34	5,000	3,239,500
			18,035,768
Illinois - 7.9%	Bolingbrook, Illinois, Special Services Area Number 1, Special
	Tax Bonds (Forest City Project), 5.90%, 3/01/27	1,000	672,430
	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series A, 5%,
	1/01/38 (m)	11,000	10,672,750
	Chicago, Illinois, O'Hare International Airport, General Airport
	Revenue Bonds, Third Lien, AMT, Series B-2, 6%, 1/01/29 (l)	20,000	18,957,800
	Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series A,
	7.15%, 9/01/31 (d)(e)(f)	220	226,690
	Chicago, Illinois, Special Assessment Bonds (Lake Shore East),
	6.75%, 12/01/32	2,000	1,341,200
	Chicago, Illinois, Transit Authority, Capital Grant Receipts
	Revenue Bonds (Federal Transit Administration Section 5309
	Formula Funds), Series A, 6%, 6/01/26 (m)	12,425	13,596,677
	Cicero, Illinois, GO, Refunding (Corporate Purpose), 6%,
	12/01/28 (j)	1,450	1,398,032
	Hodgkins, Illinois, Environmental Improvement Revenue Bonds
	(Metro Biosolids Management LLC Project), AMT,
	6%, 11/01/23	10,000	9,559,900
	Illinois Development Finance Authority Revenue Bonds
	(Community Rehabilitation Providers Facilities), Series A,
	6.50%, 7/01/22	3,140	2,886,100
	Illinois State Finance Authority Revenue Bonds (Advocate
	Health Care Network), Series D, 6.50%, 11/01/38	5,700	5,825,913
	Illinois State Finance Authority Revenue Bonds (Friendship
	Village of Schaumburg), Series A, 5.625%, 2/15/37	1,750	969,850

10

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Illinois State Finance Authority Revenue Bonds (Landing At
	Plymouth Place Project), Series A, 6%, 5/15/37	$2,155	$ 1,344,073
	Illinois State Finance Authority Revenue Bonds (Rush University
	Medical Center Obligated Group Project), Series A, 7.25%,
	11/01/30	6,900	7,027,995
	Illinois State Finance Authority Revenue Bonds (Rush University
	Medical Center Obligated Group Project), Series A, 7.25%,
	11/01/38	6,200	6,246,190
	Illinois State Finance Authority Revenue Bonds (Rush University
	Medical Center Obligated Group Project), Series B, 7.25%,
	11/01/30	4,850	4,939,968
	Illinois State Finance Authority Revenue Bonds (University of
	Chicago), Series B, 6.25%, 7/01/38	20,000	21,816,200
	Illinois State Finance Authority, Revenue Refunding Bonds
	(Northwestern Memorial Hospital), Series A, 6%, 8/15/39	9,200	9,035,320
	Illinois State Finance Authority, Revenue Refunding Bonds
	(Sherman Health System Project), Series A, 5.50%, 8/01/37	3,500	2,270,835
	Illinois State, GO, 1st Series, 5.75%, 12/01/15 (j)	8,890	9,431,134
	Illinois State, GO, 1st Series, 5.75%, 12/01/16 (j)	3,745	3,972,958
	Illinois State, GO, 1st Series, 5.75%, 12/01/17 (j)	4,000	4,243,480
	Illinois State, Sales Tax Revenue Bonds, 6%, 6/15/20	3,000	3,140,100
	Illinois State, Sales Tax Revenue Refunding Bonds, Series Q, 6%,
	6/15/09	795	803,626
	Village of Wheeling, Illinois, Revenue Bonds (North
	Milwaukee/Lake-Cook Tax Increment Financing (TIF)
	Redevelopment Project), 6%, 1/01/25	1,585	1,191,698
			141,570,919
Iowa - 0.2%	Iowa Finance Authority, Health Care Facilities, Revenue
	Refunding Bonds (Care Initiatives Project), 9.25%, 7/01/11 (h)	3,775	4,454,085
Kansas - 0.2%	Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds,
	AMT, Series A-1, 6.95%, 6/01/29 (f)	1,050	1,132,310
	Wichita, Kansas, Hospital Facilities Revenue Refunding and
	Improvement Bonds, Series III, 6.25%, 11/15/19	2,500	2,571,350
			3,703,660
Louisiana - 0.4%	Louisiana HFA, S/F Mortgage Revenue Bonds, AMT,
	Series D-2, 5.80%, 6/01/20 (e)(f)	245	250,052
	Louisiana Local Government Environmental Facilities and
	Community Development Authority, Revenue Bonds (Capital
	Projects and Equipment Acquisition Program), Series A, 6.30%,
	7/01/30 (a)	7,000	6,304,620
	Rapides Finance Authority, Louisiana, Environmental
	Improvement Revenue Bonds (International Paper Company
	Project), AMT, Series A, 6.55%, 11/15/23	2,000	1,476,700
			8,031,372

11

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Maryland - 0.3%	Anne Arundel County, Maryland, Special Obligation Revenue
	Bonds (Arundel Mills Project), 7.10%, 7/01/09 (h)	$500	$ 516,835
	Maryland State Community Development Administration,
	Department of Housing and Community Development, Housing
	Revenue Bonds, AMT, Series B, 6.15%, 1/01/21	1,000	1,008,250
	Maryland State Community Development Administration,
	Department of Housing and Community Development Revenue
	Bonds (Waters Landing II Apartments), AMT, Series A,
	5.875%, 8/01/33	1,000	1,026,150
	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (King Farm Presbyterian Community), Series B,
	5%, 1/01/17	3,200	2,439,616
			4,990,851
Massachusetts - 0.9%	Massachusetts Educational Financing Authority, Education Loan
	Revenue Refunding Bonds, AMT, Issue E, 5.85%,
	7/01/14 (a)	145	145,033
	Massachusetts State College Building Authority, Project
	Revenue Bonds, Series A, 5.50%, 5/01/39	250	248,530
	Massachusetts State Development Finance Agency Revenue Bonds
	(Linden Ponds, Inc. Project), Series A, 5.50%, 11/15/27	3,000	1,808,490
	Massachusetts State, HFA, M/F Housing Revenue Bonds, Series
	B, 7%, 12/01/38	5,000	5,335,700
	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Medical Center of Central
	Massachusetts), 6.55%, 6/23/22 (a)	6,700	6,711,055
	Massachusetts State Water Pollution Abatement Trust, Water
	Abatement Revenue Bonds, Series A, 6.375%, 2/01/15	130	130,571
	Montachusett, Massachusetts, Regional Vocational Technical
	School District, GO, 5.95%, 1/15/10 (h)(j)	1,600	1,683,616
			16,062,995
Michigan - 1.8%	Dickinson County, Michigan, Economic Development
	Corporation, Environmental Improvement Revenue Refunding
	Bonds (International Paper Company Project), Series A, 5.75%,
	6/01/16	500	422,720
	Eastern Michigan University, General Revenue Refunding
	Bonds, 6%, 6/01/24 (a)	415	427,778
	Flint, Michigan, Hospital Building Authority, Revenue
	Refunding Bonds (Hurley Medical Center), 6%, 7/01/20	3,000	2,356,620
	Michigan State Building Authority, Revenue Refunding Bonds
	(Facilities Program), Series I, 6.25%, 10/15/38	6,250	6,626,500
	Michigan State Hospital Finance Authority, Revenue Refunding
	Bonds (Mercy-Mount Clemens), Series A, 6%,
	5/15/09 (h)(j)	1,500	1,524,705
	Michigan State Revenue Bonds, GAN, 5.25%, 9/15/24 (i)	5,000	5,003,250

12

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Royal Oak, Michigan, Hospital Finance Authority, Hospital
	Revenue Refunding Bonds (William Beaumont Hospital), 8.25%,
	9/01/39	$15,195	$ 16,174,926
			32,536,499
Minnesota - 0.7%	Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling
	Hills Project), Series A, 6.15%, 8/20/31 (f)	1,000	1,058,670
	Minneapolis and Saint Paul, Minnesota, Metropolitan Airports
	Commission, Airport Revenue Bonds, AMT, Sub-Series D,
	5.75%, 1/01/12 (j)(o)	470	472,435
	Minneapolis and Saint Paul, Minnesota, Metropolitan Airports
	Commission, Airport Revenue Bonds, AMT, Sub-Series D,
	5.75%, 1/01/14 (j)(o)	470	462,118
	Minneapolis and Saint Paul, Minnesota, Metropolitan Airports
	Commission, Airport Revenue Bonds, AMT, Sub-Series D,
	5.75%, 1/01/15 (j)(o)	2,060	2,006,790
	Minneapolis, Minnesota, Health Care System Revenue
	Refunding Bonds (Fairview Health Services), Series A, 6.75%,
	11/15/32	4,800	4,898,112
	Ramsey County, Minnesota, Housing and Redevelopment
	Authority, M/F Housing Revenue Bonds (Hanover Townhouses
	Project), AMT, 6%, 7/01/31	1,110	1,104,483
	Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds
	(Saint Cloud Hospital Obligation Group), Series A, 6.25%,
	5/01/20 (i)	1,000	1,024,680
	Waconia, Minnesota, Health Care Facilities Revenue Bonds
	(Ridgeview Medical Center Project), Series A, 6.125%,
	1/01/10 (g)(h)	1,500	1,557,390
			12,584,678
	Mississippi Business Finance Corporation, Solid Waste Disposal
	Revenue Bonds (Waste Management, Inc. Project), VRDN,
	AMT, 6.875%, 3/01/10 (s)	1,500	1,501,515
Mississippi - 0.1%	Warren County, Mississippi, Environmental Improvement
	Revenue Refunding Bonds (International Paper Company
	Project), AMT, Series B, 6.75%, 8/01/21	1,700	1,326,595
Missouri - 0.1%	Fenton, Missouri, Tax Increment Revenue Refunding and
	Improvement Bonds (Gravois Bluffs Redevelopment Project),
	5%, 4/01/14	1,000	997,950
	Kansas City, Missouri, IDA, First Mortgage Health Facilities
	Revenue Bonds (Bishop Spencer Place), Series A, 6.50%,
	1/01/35	1,500	1,023,285
			2,021,235
Montana - 0.3%	Montana State Higher Education Student Assistance
	Corporation, Student Loan Revenue Refunding Bonds, AMT,
	Sub-Series B, 6.40%, 12/01/32	5,500	4,785,935
Nevada - 3.4%	Clark County, Nevada, Improvement District Number 142,
	Special Assessment Bonds, 6.375%, 8/01/23	1,500	1,080,825

13

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Clark County, Nevada, Water Reclamation District, GO, Series
	B, 5.75%, 7/01/38	$26,000	$ 26,851,500
	Elko, Nevada, GO (Airport Improvement), AMT, Series B,
	6.10%, 10/01/14 (j)	165	165,924
	Elko, Nevada, GO (Airport Improvement), AMT, Series B,
	6.30%, 10/01/19 (j)	245	245,750
	Elko, Nevada, GO (Airport Improvement), AMT, Series B,
	6.75%, 10/01/24 (j)	320	321,062
	Elko, Nevada, GO (Airport Improvement), AMT, Series B, 7%,
	10/01/29 (j)	225	225,697
	Henderson, Nevada, Health Care Facilities, Revenue Refunding
	Bonds (Catholic Healthcare West), Series B, 5.25%, 7/01/31	13,050	10,968,655
	Las Vegas, Nevada, Limited Tax, GO (Performing Arts Center),
	6%, 4/01/34	10,000	10,059,700
	Reno, Nevada, Special Assessment District Number 4
	(Somerset Parkway), 6.625%, 12/01/22	1,800	1,422,306
	Sparks, Nevada, Redevelopment Agency, Tax Allocation
	Revenue Refunding Bonds, Series A, 6%, 1/15/15 (g)	3,110	3,145,672
	Sparks, Nevada, Redevelopment Agency, Tax Allocation
	Revenue Refunding Bonds, Series A, 6%, 1/15/23 (g)	6,315	6,158,451
			60,645,542
New Hampshire -	New Hampshire Health and Education Facilities Authority,
0.2%	Revenue Refunding Bonds (Elliot Hospital), Series B, 5.60%,
	10/01/22	1,750	1,715,945
	New Hampshire Health and Education Facilities Authority,
	Revenue Refunding Bonds (Havenwood-Heritage Heights
	Retirement Community), Series A, 5%, 1/01/16	490	398,174
	New Hampshire Health and Education Facilities Authority,
	Revenue Refunding Bonds (Havenwood-Heritage Heights
	Retirement Community), Series A, 5.35%, 1/01/26	1,035	676,072
			2,790,191
New Jersey - 0.5%	Camden County, New Jersey, Pollution Control Financing
	Authority, Solid Waste Resource Recovery, Revenue Refunding
	Bonds, AMT, Series B, 7.50%, 12/01/09	70	70,138
	New Jersey EDA, Retirement Community Revenue Bonds (Cedar
	Crest Village, Inc. Facility), Series A, 7.25%,
	11/15/11 (h)	3,300	3,764,442
	New Jersey Health Care Facilities Financing Authority,
	Revenue Refunding Bonds (Capital Health System, Inc.), Series
	A, 5.75%, 7/01/23	2,250	2,082,668
	New Jersey State Housing and Mortgage Finance Agency, M/F
	Housing Revenue Refunding Bonds, Series B, 6.25%,
	11/01/26 (i)	640	644,960
	New Jersey State Turnpike Authority, Turnpike Revenue
	Refunding Bonds, Series A, 5.75%, 1/01/18 (j)	2,975	3,023,493
			9,585,701

14

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
New Mexico - 0.1%	New Mexico Mortgage Financing Authority, S/F Mortgage Program
	Revenue Bonds, AMT, Series D, 6.15%,
	7/01/35 (d)(e)(f)	$2,365	$ 2,393,262
	Santa Fe County, New Mexico, Correctional System Revenue
	Bonds, 6%, 2/01/27 (i)	250	270,690
			2,663,952
New York - 7.1%	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 5.50%, 4/01/24	320	321,955
	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 6%, 5/01/33	18,300	18,899,874
	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series C, 6.50%, 11/15/28	17,420	18,632,780
	New York City, New York, City Housing Development
	Corporation, M/F Housing Revenue Bonds, Series M, 6.50%,
	11/01/28	4,300	4,600,183
	New York City, New York, City Housing Development
	Corporation, M/F Housing Revenue Bonds, Series M, 6.875%,
	11/01/38	5,700	6,104,187
	New York City, New York, City IDA, Civic Facility Revenue Bonds
	(Special Needs Facilities Pooled Program), Series C-1, 6%,
	7/01/12	2,590	2,382,308
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (British Airways Plc Project), AMT, 7.625%, 12/01/32	3,500	2,142,315
	New York City, New York, City Municipal Water Finance
	Authority, Second General Resolution, Water and Sewer
	System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	12,500	12,837,875
	New York City, New York, City Transitional Finance Authority,
	Building Aid Revenue Bonds, Series S-2, 5.50%, 7/15/27	2,800	2,838,360
	New York City, New York, GO, Refunding, Series A, 6%,
	5/15/10 (h)	6,540	7,014,412
	New York City, New York, GO, Refunding, Series A, 6%,
	5/15/21 (l)	60	61,369
	New York City, New York, GO, Series B, 5.875%, 8/01/15 (j)	1,300	1,378,585
	New York City, New York, GO, Series E-1, 6.25%, 10/15/28	7,500	8,097,825
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical
	Center Health System), Series A, 6.50%, 7/01/16	2,410	2,467,141
	New York State Dormitory Authority, Revenue Refunding
	Bonds (Mount Sinai Health), Series A, 6.50%, 7/01/25	1,680	1,474,889
	New York State Dormitory Authority, Revenue Refunding
	Bonds (State University Educational Facilities), Series A,
	7.50%, 5/15/13	3,000	3,588,900
	New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds, Series B-1, 5%, 3/15/36	7,500	7,315,500
	New York State Urban Development Corporation, Revenue
	Refunding Bonds, Series D, 5.25%, 1/01/21	13,740	14,489,654

15

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Oneida County, New York, IDA Revenue Bonds (Civic Facility-
	Faxton Hospital), Series C, 6.625%, 1/01/15 (g)	$2,285	$ 2,326,633
	Suffolk County, New York, IDA, Civic Facility Revenue Bonds
	(Special Needs Facilities Pooled Program), Series D-1, 6%,
	7/01/12	80	73,510
	Westchester County, New York, IDA, Civic Facilities Revenue
	Bonds (Special Needs Facilities Pooled Program), Series E-1,
	6%, 7/01/12	570	523,756
	Westchester County, New York, IDA, Continuing Care
	Retirement, Mortgage Revenue Bonds (Kendal on Hudson
	Project), Series A, 6.50%, 1/01/13 (h)	8,095	9,549,105
			127,121,116
North Carolina - 2.7%	North Carolina Eastern Municipal Power Agency, Power System
	Revenue Bonds, Series D, 6.75%, 1/01/26	4,000	4,023,600
	North Carolina Eastern Municipal Power Agency, Power System
	Revenue Refunding Bonds, Series D, 6.70%, 1/01/19 (n)	4,440	4,521,740
	North Carolina HFA, Home Ownership Revenue Bonds, AMT,
	Series 9-A, 5.80%, 1/01/20	3,775	3,852,841
	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Bonds (Presbyterian Homes
	Project), 6.875%, 10/01/10 (h)	2,500	2,735,425
	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Bonds (Presbyterian Homes
	Project), 5.50%, 10/01/31	3,000	2,106,180
	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Refunding Bonds
	(Presbyterian Homes Project), Series B, 5.20%, 10/01/21	2,500	2,031,750
	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Refunding Bonds
	(Salemtowne Project), 5.10%, 10/01/30	1,100	675,422
	North Carolina Medical Care Commission, Retirement
	Facilities, First Mortgage Revenue Bonds (Forest at Duke
	Project), 6.375%, 9/01/12 (h)	1,000	1,154,880
	North Carolina Medical Care Commission, Retirement
	Facilities, First Mortgage Revenue Bonds (Givens Estates
	Project), Series A, 6.50%, 7/01/13 (h)	2,500	2,991,525
	North Carolina Medical Care Commission, Retirement
	Facilities, First Mortgage Revenue Refunding Bonds (Forest at
	Duke Project), 5.125%, 9/01/32	5,000	3,703,100
	North Carolina Medical Care Commission, Retirement
	Facilities, First Mortgage Revenue Refunding Bonds (Givens
	Estates Project), 5%, 7/01/33	2,000	1,384,240
	North Carolina Municipal Power Agency Number 1, Catawba
	Electric Revenue Refunding Bonds, Series B,
	6.375%, 1/01/13	500	515,435

16

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	North Carolina Municipal Power Agency Number 1, Catawba
	Electric Revenue Refunding Bonds, Series B, 6.375%,
	1/01/13 (n)	$1,080	$ 1,113,340
	North Carolina Municipal Power Agency Number 1, Catawba
	Electric Revenue Refunding Bonds, Series B, 6.50%, 1/01/20	12,000	12,240,480
	North Carolina Municipal Power Agency Number 1, Catawba
	Electric Revenue Refunding Bonds, Series B, 6.50%,
	1/01/20 (n)	2,500	2,550,100
	Piedmont Triad Airport Authority, North Carolina, Airport
	Revenue Refunding Bonds, Series A, 6%, 7/01/09 (h)(i)	1,000	1,024,040
	Piedmont Triad Airport Authority, North Carolina, Airport
	Revenue Refunding Bonds, Series A, 6.375%, 7/01/09 (h)(i)	1,000	1,024,970
			47,649,068
Ohio - 0.9%	Buckeye Tobacco Settlement Financing Authority, Ohio,
	Tobacco Settlement Asset-Backed Bonds, Series A-2, 5.875%,
	6/01/30	5,000	3,034,950
	Buckeye Tobacco Settlement Financing Authority, Ohio,
	Tobacco Settlement Asset-Backed Bonds, Series A-2, 5.75%,
	6/01/34	7,000	3,995,530
	Ohio State Air Quality Development Authority Revenue Bonds
	(Ohio Power Company Project), AMT, 7.125%, 6/01/41	7,000	7,029,610
	Ohio State, HFA, Mortgage Revenue Refunding Bonds, AMT,
	Series C, 5.90%, 9/01/35 (e)(f)	1,195	1,221,087
	Port of Greater Cincinnati Development Authority, Ohio,
	Special Assessment Revenue Bonds (Cooperative Public
	Parking Infrastructure Project), 6.40%, 2/15/34	1,470	1,025,090
			16,306,267
Oregon - 0.0%	Oregon State Housing and Community Services Department,
	Mortgage Revenue Refunding Bonds (S/F Mortgage Program),
	AMT, Series A, 6.20%, 7/01/27	15	15,014
	Oregon State Housing and Community Services Department,
	Mortgage Revenue Refunding Bonds (S/F Mortgage Program),
	Series A, 6.40%, 7/01/18	20	20,032
	Portland, Oregon, M/F Housing Authority Revenue Bonds (Lovejoy
	Station Apartments Project), AMT, 5.90%, 7/01/23 (j)	500	503,235
			538,281
Pennsylvania - 2.9%	Allegheny County, Pennsylvania, IDA, Environmental
	Improvement Revenue Refunding Bonds, 5.50%, 11/01/16	3,640	3,121,373
	Bucks County, Pennsylvania, IDA, Retirement Community Revenue
	Bonds (Ann's Choice, Inc.), Series A, 6.125%, 1/01/25	1,760	1,261,374
	Delaware County, Pennsylvania, IDA, Revenue Refunding Bonds
	(Resource Recovery Facility), Series A, 6.10%, 7/01/13	7,750	7,471,077
	Lancaster County, Pennsylvania, Hospital Authority Revenue
	Bonds (Brethren Village Project), Series A, 6.25%, 7/01/26	1,160	965,978

17

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Lancaster County, Pennsylvania, Hospital Authority Revenue
	Bonds (Brethren Village Project), Series A, 6.50%, 7/01/40	$1,000	$ 774,090
	Philadelphia, Pennsylvania, Authority for IDR, Commercial
	Development, 7.75%, 12/01/17	1,265	1,071,797
	Philadelphia, Pennsylvania, Redevelopment Authority Revenue
	Bonds (Neighborhood Transformation), Series A, 5.30%,
	4/15/26 (j)(o)	36,210	35,928,286
	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue
	Refunding Bonds (Guthrie Healthcare System), Series A,
	5.875%, 12/01/31	1,085	958,337
	Susquehanna Area Regional Airport Authority, Pennsylvania,
	Airport System Revenue Bonds, AMT, Series A, 6.50%, 1/01/38	1,000	672,780
			52,225,092
Rhode Island - 0.5%	Rhode Island State Health and Educational Building
	Corporation, Hospital Revenue Bonds (Lifespan Obligation
	Group), Series A, 7%, 5/15/39 (m)	7,500	7,895,850
	Rhode Island State Economic Development Corporation
	Revenue Bonds (Providence Place Mall), 6.125%, 7/01/20 (g)	1,000	985,060
			8,880,910
South Carolina - 2.8%	Medical University Hospital Authority, South Carolina, Hospital
	Facilities Revenue Refunding Bonds, Series A,
	6.375%, 8/15/12 (h)	5,400	6,291,486
	Medical University Hospital Authority, South Carolina, Hospital
	Facilities Revenue Refunding Bonds, Series A,
	6.50%, 8/15/12 (h)	2,450	2,864,540
	South Carolina Jobs EDA, Residential Care Facilities Revenue
	Bonds (South Carolina Episcopal - Still Hopes Residence
	Project), Series A, 6.375%, 5/15/32	5,000	3,350,600
	South Carolina State Ports Authority, Ports Revenue Bonds,
	AMT, 5.30%, 7/01/26 (i)	41,215	37,846,498
			50,353,124
Tennessee - 1.0%	Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds
	(Southside Redevelopment Corporation), 5.75%, 10/01/17 (a)	4,485	4,609,055
	Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds
	(Southside Redevelopment Corporation), 5.75%, 10/01/18 (a)	3,740	3,838,923
	Johnson City, Tennessee, Health and Educational Facilities
	Board, Retirement Facility Revenue Bonds (Appalachian
	Christian Village Project), Series A, 6.25%, 2/15/32	1,000	674,900
	Shelby County, Tennessee, Health, Educational and Housing
	Facility Board, Hospital Revenue Refunding Bonds (Methodist
	Healthcare), 6.50%, 9/01/12 (h)	7,300	8,519,100
			17,641,978

18

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Texas - 13.7%	Austin, Texas, Convention Center Revenue Bonds (Convention
	Enterprises, Inc.), First Tier, Series A, 6.60%, 1/01/11 (h)	$5,300	$ 5,809,595
	Austin, Texas, Convention Center Revenue Bonds (Convention
	Enterprises, Inc.), First Tier, Series A, 6.70%, 1/01/11 (h)	2,300	2,525,124
	Austin, Texas, Revenue Bonds (Town Lake Community Events
	Center Venue), 6.20%, 11/15/09 (h)(o)	5,000	5,180,350
	Bexar County, Texas, Health Facilities Development
	Corporation, Revenue Refunding Bonds (Army Retirement
	Residence Project), 6.30%, 7/01/12 (h)	1,750	2,014,565
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
	Company Project), AMT, Series C, 5.75%, 5/01/36	21,130	13,011,431
	Brazos River, Texas, Harbor Navigation District, Brazoria County
	Environmental Revenue Refunding Bonds (Dow Chemical Company
	Project), AMT, Series A-7, 6.625%, 5/15/33	3,700	2,627,703
	Central Texas Housing Finance Corporation, S/F Mortgage
	Revenue Bonds (GNMA Mortgage Program), AMT, 8.20%,
	6/28/17 (f)(k)	260	270,327
	Dallas-Fort Worth, Texas, International Airport Facility
	Improvement Corporation, Revenue Bonds (Learjet, Inc.),
	AMT, Series A-1, 6.15%, 1/01/16	3,620	2,978,210
	Dallas-Fort Worth, Texas, International Airport Facility
	Improvement Corporation, Revenue Refunding Bonds
	(American Airlines, Inc.), AMT, 5.50%, 11/01/30	5,000	1,726,200
	Dallas-Fort Worth, Texas, International Airport Revenue
	Bonds, AMT, Series A, 6%, 11/01/24 (j)(o)	30,000	29,818,200
	Gregg County, Texas, Health Facilities Development
	Corporation, Hospital Revenue Bonds (Good Shepherd Medical
	Center Project), 6.375%, 10/01/10 (g)(h)	3,500	3,762,395
	Gregg County, Texas, Health Facilities Development
	Corporation, Hospital Revenue Bonds (Good Shepherd Medical
	Center Project), 6.875%, 10/01/10 (g)(h)	1,000	1,082,250
	Gulf Coast Waste Disposal Authority, Texas, Revenue
	Refunding Bonds (International Paper Company), AMT,
	Series A, 6.10%, 8/01/24	5,465	3,732,431
	HFDC of Central Texas, Inc., Retirement Facilities Revenue
	Bonds, Series A, 5.75%, 11/01/36	2,255	1,328,668
	HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds
	(Village at Gleannloch Farms), Series A, 5.50%, 2/15/37	1,850	1,105,893
	Harris County, Texas, Health Facilities Development
	Corporation, Hospital Revenue Refunding Bonds (Memorial
	Hermann Healthcare System), Series B, 7.25%, 12/01/35	3,900	4,055,961
	Houston, Texas, Airport System Revenue Refunding Bonds, Sub-
	Lien, AMT, Series A, 5.50%, 7/01/23 (i)	10,000	9,589,200

19

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Houston, Texas, Airport System, Special Facilities Revenue
	Bonds (Continental Airlines), AMT, Series E, 7%, 7/01/29	$6,000	$ 3,768,840
	Houston, Texas, Combined Utility System, First Lien Revenue
	Refunding Bonds, Series A, 6%, 11/15/35 (m)	23,900	24,929,612
	Houston, Texas, GO, Refunding, Series A, 5.25%, 3/01/28	27,910	28,486,341
	Kerrville, Texas, Health Facilities Development Corporation,
	Hospital Revenue Bonds (Sid Peterson Memorial Hospital
	Project), 5.25%, 8/15/21	4,000	3,547,880
	Matagorda County, Texas, Port of Bay City Authority Revenue
	Bonds (Hoechst Celanese Corp. Project), AMT, 6.50%, 5/01/26	7,350	4,309,967
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, Second Tier, Series F, 6.125%, 1/01/31	40,000	38,441,200
	South Plains, Texas, Housing Finance Corporation, S/F Mortgage
	Revenue Bonds, AMT, Series A, 7.30%, 9/01/31 (e)(f)	740	750,826
	Southeast Texas Housing Finance Corporation, Revenue Bonds,
	AMT, Series B, 8.50%, 11/01/25 (d)(f)	90	91,693
	Tarrant County, Texas, Cultural Education Facilities Financing
	Corporation, Retirement Facilities Revenue Refunding Bonds
	(Northwest Senior Housing - Edgemere Project), Series A, 6%,
	11/15/26	2,200	1,632,708
	Tarrant County, Texas, Cultural Education Facilities Financing
	Corporation, Retirement Facilities Revenue Refunding Bonds
	(Northwest Senior Housing - Edgemere Project), Series A, 6%,
	11/15/36	3,000	1,989,840
	Texas State Public Finance Authority, Building Revenue Bonds
	(General Services Commission Project), Series A, 6%,
	2/01/10 (h)(i)	2,100	2,195,487
	Texas State Public Finance Authority, Building Revenue Bonds
	(State Preservation Project), Series B, 6%, 8/01/09 (h)(i)	1,000	1,018,560
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, First Tier, Series A, 5.75%,
	8/15/38 (a)	45,000	41,872,950
	Webster, Texas, GO, COP, Series A, 6%, 3/01/10 (h)(i)	1,500	1,574,985
	Webster, Texas, GO, COP, Series A, 6%, 3/01/21 (i)	805	833,891
			246,063,283
Utah - 0.0%	Utah State, HFA, S/F Mortgage Revenue Refunding Bonds,
	AMT, Series C, Class III, 5.50%, 1/01/18	580	585,406
Virginia - 0.5%	Albemarle County, Virginia, IDA, Residential Care Facilities,
	Mortgage Revenue Refunding Bonds (Westminster-Canterbury),
	5%, 1/01/24	2,750	2,099,762
	Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia
	Electric and Power Company), Series B, 5.875%, 6/01/17	2,425	2,498,914

20

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Fairfax County, Virginia, EDA, Residential Care Facilities,
	Mortgage Revenue Refunding Bonds (Goodwin House, Inc.),
	5.125%, 10/01/37	$3,250	$ 2,170,090
	Norfolk, Virginia, Redevelopment and Housing Authority, First
	Mortgage Revenue Bonds (Retirement Community), Series A,
	6%, 1/01/25	500	368,180
	Norfolk, Virginia, Redevelopment and Housing Authority, First
	Mortgage Revenue Bonds (Retirement Community), Series A,
	6.125%, 1/01/35	1,100	726,066
	Watkins Centre Community Development Authority, Virginia,
	Revenue Bonds, 5.40%, 3/01/20	2,500	1,933,175
			9,796,187
Washington - 0.9%	Seattle, Washington, Housing Authority Revenue Bonds
	(Newholly Project), AMT, 6.25%, 12/01/35	2,750	2,017,565
	Seattle, Washington, Housing Authority Revenue Bonds
	(Replacement Housing Project), 6.125%, 12/01/32	4,530	3,492,630
	Washington State Health Care Facilities Authority, Revenue
	Refunding Bonds (Catholic Health Initiatives), Series D,
	6.375%, 10/01/36	10,000	10,196,100
			15,706,295
Wisconsin - 0.3%	Wisconsin Housing and EDA, Home Ownership Revenue Bonds,
	AMT, Series C, 6%, 9/01/36	720	714,017
	Wisconsin State Health and Educational Facilities Authority
	Revenue Bonds (SynergyHealth, Inc.), 6%, 11/15/23	5,450	5,494,854
			6,208,871
Puerto Rico - 0.8%	Puerto Rico Commonwealth Highway and Transportation
	Authority, Transportation Revenue Bonds, 5.75%, 7/01/22	8,045	7,146,534
	Puerto Rico Commonwealth Infrastructure Financing
	Authority, Special Tax and Capital Appreciation Revenue
	Bonds, Series A, 4.915%, 7/01/30 (o)(p)	19,200	3,756,864
	Puerto Rico Industrial Tourist Educational, Medical and
	Environmental Control Facilities Revenue Bonds (Hospital de
	la Concepcion), Series A, 6.125%, 11/15/25	4,000	4,002,800
			14,906,198
U.S. Virgin Islands -	Virgin Islands Government Refinery Facilities, Revenue Refunding
0.4%	Bonds (Hovensa Coker Project), AMT,
	6.50%, 7/01/21	8,000	6,205,440
	Total Municipal Bonds - 85.6%		1,537,850,021
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (r)
District of Columbia -	District of Columbia, Water and Sewer Authority, Public
0.4%	Utility Revenue Refunding Bonds, 6%, 10/01/35	7,631	8,072,567
Florida - 0.9%	Jacksonville Electric Authority, Florida, Electric System Revenue
	Bonds, 5.625%, 10/01/32	10,530	10,689,635

21

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts	(000)	Value
	South Broward, Florida, Hospital District, Hospital Revenue
	Bonds, 5.625%, 5/01/32 (j)	$4,640	$ 5,292,152
			15,981,787
New York - 2.5%	New York State Dormitory Authority Personal Income Tax
	Revenue Bonds, Education Series B, 5.75%, 3/15/36	13,890	14,632,004
	New York State Environmental Facility Corporation State Clean
	Water & Drinking Revolving Municipal Water, 5%, 6/15/28	30,000	30,183,000
			44,815,004
Texas - 1.1%	Houston, Texas, Combined Utility System, First Lien Revenue
	Refunding Bonds, Series A, 5.125%, 5/15/28 (j)	20,000	19,628,400
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 4.9%		88,497,758
	Total Long-Term Investments
	(Cost - $1,730,736,605) - 90.5%		1,626,347,779
	Short-Term Securities
California - 2.9%	Los Angeles County, California, Metropolitan Transportation
	Authority, Sales Tax Revenue Refunding Bonds, Proposition C,
	VRDN, Second Senior Series A, 6%, 7/01/20 (j)(s)	52,000	52,000,000
New York - 1.1%	Babylon, New York, IDA Residential Recovery Revenue Refunding
	Bonds (Ogden Martin Project), VRDN, 2.90%,
	1/01/19 (i)(s)	20,000	20,000,000
Mississippi - 0.1%	Mississippi Business Finance Corporation, Solid Waste Disposal
	Revenue Bonds (Waste Management, Inc. Project), VRDN,
	AMT, 6.875%, 3/01/10 (s)	1,500	1,501,515
Pennsylvania - 3.0%	Philadelphia, Pennsylvania, GO, Refunding, Series B, 3.50%,
	8/01/31 (i)(s)	53,200	53,200,000
		Shares
Money Market	Merrill Lynch Institutional Tax-Exempt Fund, 0.61% (t)(u)	189,423,245	189,423,245
Funds - 10.5%
	Total Short-Term Securities
	(Cost - $314,623,245) - 17.6%		316,124,760
	Total Investments (Cost - $2,045,359,850*) - 108.1%		1,942,472,539
	Liabilities in Excess of Other Assets - (5.6)%		(100,584,061)
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (2.5)%		(45,742,930)
	Net Assets - 100.0%		$1,796,145,548
* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$1,994,418,365
Gross unrealized appreciation	$34,740,165
Gross unrealized depreciation	(132,347,239)
Net unrealized depreciation	$(97,607,074)

22

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)

(a) AMBAC Insured.

(b) Non-income producing security.

(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) FHLMC Collateralized.
(e) FNMA Collateralized.

(f) GNMA Collateralized.

(g) Radian Insured.

(h) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i) FSA Insured.

(j) NPFGC Insured.

(k) FHA Insured.

(l) XL Capital Insured.

(m) Assured Guaranty Insured.

(n) ACA Insured.

(o) FGIC Insured.

(p) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(q) CIFG Insured.

(r) Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(s) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(t) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
Merrill Lynch Institutional Tax
Exempt Fund	17,287,546	$1,345,190

(u) Represents the current yield as of report date.

23

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)

• Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$189,423,245
Level 2	1,753,049,294
Level 3	-
Total	$1,942,472,539

24

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
				Par
State	Municipal Bonds			(000)	Value
Arizona - 1.7%	Maricopa County, Arizona, School District Number 69 (Paradise
	Valley), GO, Refunding, 5.80%, 7/01/09 (a)(b)			$1,000 $	1,012,570
	Yavapai County, Arizona, IDA, Solid Waste Disposal Revenue Bonds
	(Waste Management, Inc. Project), AMT, 4%, 6/01/27 (a)			7,000	6,786,920
					7,799,490
California - 3.4%	California Infrastructure and Economic Development Bank,
	Revenue Refunding Bonds (J. Paul Getty Trust), Series A,
	1.65%, 4/01/11 (a)			5,500	5,504,290
	San Francisco, California, City and County Airport Commission,
	International Airport Revenue Refunding Bonds, AMT,
	Second Series A-1, 5.50%, 5/01/19 (a)			5,000	5,198,050
	San Francisco, California, City and County, GO, Refunding,
	Series R1, 5%, 6/15/11			5,000	5,395,950
					16,098,290
Colorado - 3.1%	Denver, Colorado, City and County Airport Revenue Refunding
	Bonds, AMT, Series A, 5.50%, 11/15/09 (c)(d)			3,785	3,861,419
	Denver, Colorado, City and County Airport, Revenue Refunding
	Bonds, AMT, Sub-Series A1, 5%, 11/15/09			10,645	10,829,159
					14,690,578
Connecticut - 1.5%	Connecticut State Development Authority, PCR (Connecticut Light
	and Power Company), AMT, Series A, 5.25%, 4/01/10 (a)			5,000	5,004,800
	Connecticut State, GO, Refunding, Series G, 5%, 3/15/10 (c)			2,000	2,084,520
					7,089,320
Delaware - 3.1%	Delaware State, GO, Refunding, 5%, 3/01/11			10,000	10,773,300
	University of Delaware Revenue Bonds, Series A, 2%, 11/01/37 (a)			4,000	4,002,280
					14,775,580
District of Columbia -	Metropolitan Washington Airports Authority, D.C., Airport System
1.0%	Revenue Refunding Bonds, AMT, Series A, 5%, 10/01/10 (b)			4,665	4,789,462
Florida - 9.3%	Florida Hurricane Catastrophe Fund Financing Corporation Revenue
	Bonds, Series A, 5%, 7/01/10			7,000	7,143,430
	Florida State Board of Education, Capital Outlay, GO, Public
	Education, Series G, 5.25%, 6/01/11 (c)(d)			5,600	6,048,168
	Florida State Board of Education, Lottery Revenue Bonds,
	Series C, 5.25%, 1/01/10 (c)			3,825	3,930,302
	Florida State Department of Environmental Protection, Preservation
	Revenue Refunding Bonds, Series B, 5%, 7/01/10 (c)			1,500	1,556,085
	Florida State Turnpike Authority, Turnpike Revenue Refunding
	Bonds, Series A, 5%, 7/01/10 (a)			3,000	3,141,330
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	M/F	Multi-Family
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
HFA	Housing Finance Agency

1

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Jacksonville Electric Authority, Florida, Saint John's River Power
	Park System, Revenue Refunding Bonds, Issue 2, 17th Series,
	5.25%, 10/01/12	$5,000 $	5,368,350
	Miami-Dade County, Florida, Educational Facilities
	Authority Revenue Bonds (University of Miami), Series A,
	5.75%, 4/01/10 (b)(e)	2,020	2,143,220
	Orange County, Florida, Tourist Development, Tax Revenue Bonds,
	5.50%, 10/01/09 (b)(e)	14,195	14,506,296
			43,837,181
Georgia - 3.8%	Burke County, Georgia, Development Authority, PCR (Georgia Power
	Company Vogtle Project), 5th Series, 4.375%, 10/01/32 (a)	4,000	4,045,120
	Burke County, Georgia, Development Authority, PCR, Refunding
	(Georgia Power Company Vogtle Project), 5.05%, 11/01/48 (a)	3,000	3,112,350
	Henry County, Georgia, School District, GO, Series A, 5%, 4/01/11	10,000	10,765,300
			17,922,770
Illinois - 1.2%	Illinois Educational Facilities Authority, Revenue Refunding Bonds
	(University of Chicago), Series A, 5.25%, 7/01/11 (e)	5,000	5,516,850
Indiana - 1.3%	Indiana Bond Bank Revenue Bonds (State Revolving Fund),
	Series B, 5.30%, 8/01/10 (e)	4,750	5,085,540
	Indiana Health Facilities Financing Authority Revenue Bonds
	(Ascension Health Credit Group), Series A3, 5%, 11/01/27 (a)	1,000	1,042,490
			6,128,030
Kentucky - 1.0%	Kentucky Economic Development Finance Authority, Hospital
	Facilities Revenue Refunding Bonds (Baptist Healthcare System),
	Series A, 5%, 8/15/12	2,650	2,765,858
	Kentucky State Property and Buildings Commission, Revenue
	Refunding Bonds (Project Number 87), 5%, 3/01/12 (c)(d)	2,000	2,164,080
			4,929,938
Maryland - 3.2%	Baltimore, Maryland, GO, Refunding, 4%, 8/01/11	2,525	2,698,038
	Maryland State, GO (State and Local Facilities Loan),
	Second Series, 5%, 8/01/10	7,770	8,211,802
	Maryland State, GO (State and Local Facilities Loan of 2008), Second
	Series, 5%, 7/15/11	3,815	4,158,579
			15,068,419
Massachusetts - 2.8%	Massachusetts State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Partners Healthcare System),
	Series C, 5.75%, 7/01/11 (e)	7,600	8,439,192
	Route 3 North Transit Improvement Association, Massachusetts,
	Lease Revenue Bonds, 5.625%, 6/15/10 (c)(e)	4,640	4,916,219
			13,355,411
Michigan - 2.9%	Detroit, Michigan, Water Supply System Revenue Bonds,
	Second Lien, Series B, 5.50%, 7/01/11 (d)(e)	5,000	5,522,050
	Michigan State Trunk Line Fund, Revenue Refunding Bonds, Series B,
	5%, 9/01/10 (f)	4,120	4,341,491

2

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Royal Oak, Michigan, Hospital Finance Authority, Hospital
	Revenue Refunding Bonds (William Beaumont Hospital),
	6.25%, 1/01/10	$3,970 $	4,059,682
			13,923,223
Minnesota - 2.1%	Minneapolis and Saint Paul, Minnesota, Metropolitan Airports
	Commission, Airport Revenue Bonds, AMT, Series B,
	5.50%, 1/01/10 (c)(d)	2,620	2,651,702
	Minnesota State, GO, 5%, 8/01/11	6,575	7,173,588
			9,825,290
Missouri - 0.8%	Missouri State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Ascension Health), Series C-5,
	3.50%, 11/15/09 (a)	3,780	3,839,497
Nebraska - 0.5%	Central Plains Energy Project, Nebraska, Revenue Bonds (Gas Project
	Number 1), 1.786%, 12/01/10 (a)	2,500	2,287,500
Nevada - 1.9%	Clark County, Nevada, School District, GO, Refunding, Series B,
	5%, 6/15/12 (c)(d)	6,000	6,382,140
	Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds,
	Series A, 5.125%, 7/01/11 (e)(f)	2,590	2,825,250
			9,207,390
New Jersey - 4.0%	New Jersey Building Authority, State Building Revenue Refunding
	Bonds, Series B, 5.25%, 12/15/10 (d)	4,790	5,037,451
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series A,
	5.75%, 6/15/11 (g)	3,000	3,311,760
	New Jersey State Turnpike Authority, Turnpike Revenue Refunding
	Bonds, Series A, 5.50%, 1/01/10 (c)(e)	5,000	5,189,600
	New Jersey State Turnpike Authority, Turnpike Revenue Refunding
	Bonds, Series A, 5.75%, 1/01/10 (c)(e)	5,000	5,198,950
			18,737,761
New York - 5.9%	Metropolitan Transportation Authority, New York, Dedicated Tax
	Fund Revenue Bonds, Series A, 5.875%, 4/01/10 (d)(e)	5,000	5,269,800
	Metropolitan Transportation Authority, New York, Transportation
	Revenue Bonds, Series B, 5%, 11/15/11 (a)	4,000	4,175,280
	New York City, New York, GO, Refunding, Series B,
	5.25%, 8/01/11	4,000	4,285,880
	New York State Dormitory Authority Revenue Refunding Bonds,
	Series B, 5.25%, 11/15/23	6,000	6,329,220
	New York State Urban Development Corporation, Personal Income
	Tax Revenue Bonds, Series C, 5%, 3/15/10	7,705	8,022,831
			28,083,011
North Carolina - 2.1%	Mecklenburg County, North Carolina, GO, Series B, 4%, 2/01/10	3,000	3,087,510
	North Carolina, HFA, M/F Housing Revenue Bonds (Cedar Hills
	Apartments LLC), AMT, 3.70%, 1/01/38 (a)	1,240	1,242,406
	Wake County, North Carolina, GO, Refunding, Series C,
	5%, 3/01/12	5,185	5,740,780
			10,070,696

3

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Ohio - 3.7%	Ohio State Common Schools, GO, Series A, 5%, 3/15/11	$3,875 $	4,162,099
	Ohio State Highway Capital Improvements, GO, Series I,
	5%, 5/01/10	5,000	5,237,750
	Ohio State Water Development Authority, Pollution Control
	Facilities, Revenue Refunding Bonds (FirstEnergy Nuclear
	Generation), Series B, 3.375%, 10/01/33 (a)	8,000	7,992,720
			17,392,569
Oregon - 0.4%	Oregon State Department of Administrative Services, COP,
	Refunding, Series A, 5%, 5/01/11 (f)	1,725	1,850,563
Pennsylvania - 6.2%	Bethlehem, Pennsylvania, Area School District, GO, Refunding,
	Series A, 5%, 9/01/10 (c)	4,000	4,181,000
	Bucks County, Pennsylvania, IDA, Solid Waste Revenue Bonds (Waste
	Management, Inc. Project), AMT, 3.90%, 2/01/10 (a)	2,670	2,619,217
	Pennsylvania State, GO, First Series, 5%, 3/15/13	7,455	8,366,076
	Pennsylvania State, GO, Refunding, Third Series, 5%, 7/01/09	5,000	5,056,850
	Pennsylvania State Higher Educational Facilities Authority Revenue
	Bonds, Series AH, 4%, 6/15/11	3,650	3,857,393
	University of Pittsburgh, Pennsylvania, The Commonwealth System
	of Higher Education, Revenue Refunding Bonds (Pittsburgh Asset
	Notes-Panthers), 5%, 8/01/10	5,000	5,213,250
			29,293,786
Rhode Island - 0.2%	Rhode Island State and Providence Plantations, GO, Refunding
	(Consolidated Capital Development Loan), 5%, 7/15/11	1,000	1,082,640
South Carolina - 1.8%	Hilton Head Island, South Carolina, Public Facility Corporation, COP
	(Beach Preservation Fee Pledge), 5%, 8/01/09 (c)	2,240	2,272,592
	South Carolina State Highway, GO, Series B, 4.50%, 4/01/12	6,000	6,441,900
			8,714,492
Tennessee - 3.7%	Memphis-Shelby County, Tennessee, Airport Authority, Airport
	Revenue Bonds, AMT, Series A, 5.50%, 3/01/10 (f)	8,830	9,057,549
	Shelby County, Tennessee, GO, Refunding, Series A,
	5%, 4/01/12 (b)	4,000	4,409,800
	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
	Series A, 5%, 9/01/09	4,000	3,951,080
			17,418,429
Texas - 15.2%	Austin, Texas, Independent School District, GO, Refunding,
	5.25%, 8/01/09	3,980	4,043,242
	Dallas, Texas, GO, 5%, 2/15/12	4,775	5,251,259
	Harris County, Texas, Health Facilities Development Corporation,
	Revenue Refunding Bonds (Saint Luke's Episcopal Hospital),
	Series A, 5.375%, 8/15/11 (e)	5,500	6,006,935
	Harris County, Texas, Toll Road Revenue Refunding Bonds,
	Series B-2, 5%, 8/15/21 (a)(c)(d)	5,000	5,064,250
	Houston, Texas, Airport System Revenue Refunding Bonds,
	Sub-Lien, Series B, 5.50%, 7/01/10 (e)(f)	5,500	5,831,485

4

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Lower Colorado River Authority, Texas, Transmission Contract
	Revenue Refunding Bonds (LCRA Transmission Services Corp.
	Project), 5.25%, 5/15/10 (f)	$2,690 $	2,818,501
	Matagorda County, Texas, Navigation District Number 1,
	PCR, Refunding (AEP Texas Central Company Project),
	5.125%, 6/01/11 (a)	5,000	5,015,900
	Montgomery County, Texas, Unlimited Tax Adjustable Rate Road,
	GO, Series B, 3%, 3/01/28 (a)(f)	5,000	5,001,550
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	First Tier, Series E-1, 5%, 1/01/10 (a)	7,000	7,094,360
	Plano, Texas, Independent School District, GO, Refunding,
	5%, 2/15/11	5,000	5,361,750
	San Antonio, Texas, Electric and Gas Revenue Bonds, Junior Lien,
	3.625%, 12/01/27 (a)	5,000	5,117,950
	Spring, Texas, Independent School District, GO, Series A,
	5%, 8/15/29 (a)(f)	4,000	4,033,880
	Tarrant County, Texas, Cultural Education Facilities Financing
	Corporation, Revenue Refunding Bonds (Texas Health Resources),	4,275	4,436,894
	Series A, 5%, 2/15/11
	Texas State Transportation Commission, GO (Mobility Fund),
	Series A, 5%, 4/01/12	1,500	1,652,745
	University of Texas, Financing System Revenue Refunding Bonds,
	Series B, 5%, 8/15/10	5,000	5,285,100
			72,015,801
Virginia - 1.0%	Virginia State Public Building Authority, Public Facilities Revenue
	Bonds, Series C, 5%, 8/01/10	4,380	4,624,404
Washington - 6.3%	Energy Northwest, Washington, Electric Revenue Refunding Bonds
	(Columbia Generating Station), Series A, 5.25%, 7/01/09 (b)	9,940	10,047,551
	Tacoma, Washington, Electric System Revenue Refunding Bonds,
	Series A, 5.625%, 1/01/11 (e)(f)	2,900	3,159,492
	Washington State, GO, Refunding, Series R-A, 5%, 1/01/11 (b)	9,260	9,889,125
	Washington State, GO, Series D, 4%, 1/01/11	6,560	6,892,264
			29,988,432
Wisconsin - 1.8%	Wisconsin Public Power, Inc., Power Supply System, Revenue
	Refunding Bonds, Series A, 5.25%, 7/01/10 (c)	7,070	7,335,337
	Wisconsin State General Fund Annual Appropriation Bonds,
	Series A, 3%, 5/01/10	1,200	1,227,096
			8,562,433
	Total Long-Term Investments (Cost - $452,251,080) - 96.9%		458,919,236
	Short-Term Securities	Shares
	FFI Institutional Tax-Exempt Fund, 0.61% (h)(i)	39,100,100	39,100,100
	Total Short-Term Securities (Cost - $39,100,100) - 8.2%		39,100,100
	Total Investments (Cost - $491,351,180*) - 105.1%		498,019,336
	Liabilities in Excess of Other Assets - (5.1)%		(24,325,896)
	Net Assets - 100.0%		$473,693,440

5

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$491,351,180
Gross unrealized appreciation	$7,236,824
Gross unrealized depreciation	(568,668)
Net unrealized appreciation	$6,668,156

(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b) AMBAC Insured.

(c) NPFGC Insured.

(d) FGIC Insured.

(e) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f) FSA Insured.

(g) Security is collateralized by Municipal or US Treasury Obligations.

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
Affiliate		Activity	Income
FFI Institutional Tax-Exempt Fund		29,888,046	$209,872
(i) Represents the current yield as of report date.

	6

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments March 31, 2009 (Unaudited)
• Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	$39,100,100
Level 2	458,919,236
Level 3	-
Total	$498,019,336

7

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Bond Fund, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 20, 2009